SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                         [ ]

             Post-Effective Amendment No. 4 (File No. 333-00519)             [X]
                                    ---------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 8 (File No. 811-07511)                     [X]
                                    ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
-------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, P.O. Box 5555, Albany NY                 12205-0555
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-7981
--------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on April 30, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph(a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------

PROSPECTUS
APRIL 30, 1999

ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

Individual flexible premium deferred combination fixed/variable annuity.

ACL VARIABLE ANNUITY ACCOUNT 2

Issued by: American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
Telephone: 800-504-0469

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

For ACL PERSONAL PORTFOLIO PLUS(2):
-AIM Variable Insurance Funds, Inc.;
-American Century Variable Portfolios, Inc.;
-IDS Life Retirement Annuity Mutual Funds;
-Janus Aspen Series;
-OCC Accumulation Trust;
-Oppenheimer Variable Account Funds; and
-Putnam Variable Trust

For ACL PERSONAL PORTFOLIO-SM-:
-GT Global Variable Investment Series;
-IDS Life Retirement Annuity Mutual Funds;
-OCC Accumulation Trust; and
-Putnam Variable Trust

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

     TABLE OF CONTENTS
     KEY TERMS                                        3
     THE CONTRACT IN BRIEF                            4
     EXPENSE SUMMARY                                  6
     CONDENSED FINANCIAL INFORMATION (UNAUDITED)     10
     FINANCIAL STATEMENTS                            16
     PERFORMANCE INFORMATION                         16
     THE VARIABLE ACCOUNT                            18
     THE FUNDS                                       20
     THE FIXED ACCOUNT                               24
     BUYING YOUR CONTRACT                            25
     CHARGES                                         27
     VALUING YOUR INVESTMENT                         30
     MAKING THE MOST OF YOUR CONTRACT                32
     WITHDRAWALS                                     36
     CHANGING OWNERSHIP                              37
     BENEFITS IN CASE OF DEATH                       38
     THE ANNUITY PAYOUT PERIOD                       40
     TAXES                                           42
     VOTING RIGHTS                                   44
     SUBSTITUTION OF INVESTMENTS                     45
     ABOUT THE SERVICE PROVIDERS                     46
     YEAR 2000                                       47
     TABLE OF CONTENTS OF THE STATEMENT OF
      ADDITIONAL INFORMATION                         48

-------------------------------
                 KEY TERMS

             These terms can help you understand details about your contract.
ACCUMULATION
UNIT         A measure of the value of each variable subaccount before annuity payouts begin.
ANNUITANT    The person on whose life or life expectancy the annuity payouts are based.
ANNUITY PAYOUTS
             An amount paid at regular intervals under one of several plans.
BENEFICIARY  The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.
CLOSE OF BUSINESS
             When the New York Stock Exchange (NYSE) closes, normally 4 p.m.
             Eastern time.
CONTRACT VALUE
             The total value of your contract before we deduct any applicable charges.
CONTRACT
YEAR         A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
FIXED
ACCOUNT      An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.
FUNDS        Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.
OWNER (YOU, YOUR)
             The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she controls the contract.
QUALIFIED ANNUITY
             A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

          - Individual Retirement Annuities (IRAs)

          - Roth IRAs

          - Simplified Employee Pension (SEP) plans

             All other contracts are considered NONQUALIFIED ANNUITIES. RETIREMENT DATE
             The date when annuity payouts are scheduled to begin.
VALUATION DATE
             Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.
VARIABLE ACCOUNT
             Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
WITHDRAWAL VALUE
             The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

-------------------------------
                 THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to an existing annuity.

FREE LOOK PERIOD: You may return your contract to your agent or to our office within 10 days after it is delivered to you and receive a full refund of all your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

          - the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 18)

          - the fixed account, which earns interest at a rate that we adjust periodically. (p. 24)

BUYING YOUR CONTRACT: Your agent will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. (p. 26)

          - Minimum initial purchase payment -- $2,000 (without prior approval)

          - Minimum additional purchase payment -- $50

          - Maximum total purchase payments -- $1,000,000 (without prior approval)

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the subaccounts and the fixed account without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. Fixed account transfers are subject to special restrictions. (p. 33)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 38)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 40)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 42)

CHARGES:

          - $30 annual contract administrative charge;

          - 0.15% variable account administrative charge;

          - 1.25% mortality and expense risk fee;

          - withdrawal charge; and

          - the operating expenses of the funds.

-------------------------------
                 EXPENSE SUMMARY

The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explained under "Charges."

ANNUAL CONTRACT OWNER EXPENSES:
  WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment)

                    CONTRACT YEARS FROM                WITHDRAWAL CHARGE
                      PAYMENT RECEIPT                      PERCENTAGE
                             1                                 7%
                             2                                 6
                             3                                 5
                             4                                 4
                             5                                 3
                             6                                 2
                             7                                 1
                         Thereafter                            0

  CONTRACT ADMINISTRATIVE CHARGE                                             $30

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average daily net assets of the subaccounts):
    VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                 0.15%
    MORTALITY AND EXPENSE RISK FEE                                         1.25%
  TOTAL ANNUAL SUBACCOUNT EXPENSES                                         1.40%

ANNUAL OPERATING EXPENSES OF THE FUNDS
(as a percentage of average daily net assets):

                                                                                        GT GLOBAL        GT GLOBAL
                  AIM V.I        AIM V.I                   AMERICAN                   VARIABLE LATIN    VARIABLE NEW
                 GROWTH AND   INTERNATIONAL   AIM V.I     CENTURY VP      AMERICAN     AMERICA FUND     PACIFIC FUND     IDS LIFE
                   INCOME        EQUITY        VALUE      INCOME AND     CENTURY VP   (AFTER EXPENSE   (AFTER EXPENSE   AGGRESSIVE
                    FUND          FUND         FUND         GROWTH         VALUE      REIMBURSEMENT)   REIMBURSEMENT)     GROWTH
 Management
 fees                .61%           .75%         .61%         .70%          1.00%          1.00%            1.00%           .59%

 12b-1 fees           --             --           --           --             --             --               --             --

 Other expenses      .04            .16          .05           --             --            .39              .28            .09

 Total               .65%(1)        .91%(1)      .66%(1)      .70%(1)       1.00%(1)       1.39%(6)         1.28%(6)        .68%(2)

                                                                                                         JANUS ASPEN
                                                                                           JANUS ASPEN     SERIES
                                                                                             SERIES       WORLDWIDE
                 IDS LIFE   IDS LIFE      IDS LIFE                              IDS LIFE    BALANCED       GROWTH
                 CAPITAL     GROWTH     INTERNATIONAL   IDS LIFE    IDS LIFE    SPECIAL    (AFTER FEE    (AFTER FEE
                 RESOURCE   DIMENSION      EQUITY       MANAGED    MONEYSHARE    INCOME    REDUCTIONS)   REDUCTIONS)
 Management
 fees               .59%        .61%          .83%         .59%        .50%        .60%         .72%          .65%

 12b-1 fees          --          --            --           --          --          --           --            --

 Other expenses     .07         .06           .15          .04         .06         .07          .02           .07

 Total              .66%(2)     .67%(2)       .98%(2)      .63%(2)     .56%(2)     .67%(2)      .74%(4)       .72%(4)

                               OCC           OCC            OCC
                 OCC       ACCUMULATION  ACCUMULATION   ACCUMULATION
             ACCUMULATION     TRUST      TRUST SMALL     TRUST U.S.                                PUTNAM VT    PUTNAM VT
             TRUST EQUITY    MANAGED         CAP            GOV-       OPPENHEIMER                DIVERSIFIED  DIVERSIFIED
                (AFTER        (AFTER        (AFTER     ERNMENT INCOME    CAPITAL     OPPENHEIMER    INCOME       INCOME
               EXPENSE       EXPENSE       EXPENSE     (AFTER EXPENSE  APPRECIATION  HIGH INCOME    FUND --      FUND --
             LIMITATIONS)  LIMITATIONS)  LIMITATIONS)   LIMITATIONS)     FUND/VA       FUND/VA     CLASS IA     CLASS IB
 Management
 fees             .80%          .78%          .80%           .60%           .72%          .74%         .67%         .67%

 12b-1 fees        --            --            --             --             --            --           --          .15

 Other
 expenses         .14           .04           .08            .40            .03           .04          .11          .11

 Total            .94%(3)       .82%(3)       .88%(3)       1.00%(3)        .75%(1)       .78%(1)      .78%(1)      .93%(5)

                 PUTNAM VT    PUTNAM VT                                PUTNAM VT
                 GROWTH AND   GROWTH AND   PUTNAM VT    PUTNAM VT         NEW        PUTNAM VT
                   INCOME       INCOME     HIGH YIELD   HIGH YIELD   OPPORTUNITIES    VOYAGER
                  FUND --      FUND --      FUND --      FUND --        FUND --       FUND --
                  CLASS IA     CLASS IB     CLASS IA     CLASS IB      CLASS IA      CLASS IB
 Management
 fees                .46%         .46%         .64%         .64%           .56%          .54%

 12b-1 fees           --          .15           --          .15             --           .15

 Other expenses      .04          .04          .07          .07            .05           .04

 Total               .50%(1)      .65%(5)      .71%(1)      .86%(5)        .61%(1)       .73%(5)

(1)  Operating expenses of the underlying funds at Dec. 31, 1998.

(2)  Annualized operating expenses of underlying mutual funds at Dec. 31, 1998.

(3) Total Portfolio Expenses of the OCC Accumulation Trust Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets for the Equity, Managed, Small Cap and U.S. Government Income Portfolios. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other expenses and Total Portfolio Expenses for U.S. Government Income Portfolio would have been: .60%, .60%, and 1.20%, respectively.

(4) The figures given above are based on gross expenses before expense offset arrangements, for the year ended Dec. 31, 1998, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the underlying funds, in each case on a voluntary basis. Without such reductions, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.72%, 0.02%, and 0.74%, respectively, for Janus Aspen Series Balanced Portfolio, and 0.67%, 0.07% and 0.74%, respectively for Janus Aspen Series Worldwide Growth Portfolio. See the Portfolio' prospectus for a discussion of fee reductions.

(5)  Based on estimated expenses.
(6) Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1998 to reflect fees and reimbursement or waiver arrangements. If there had been no reimbursement of expenses by A I M Advisors, Inc. and no expense reductions, the actual expenses of each fund, expressed as a percentage of net assets, with "Management fees"stated first, the "Other expenses" followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, 0.66%, 1.66%, and GT Global Variable New Pacific Fund, 1.00%, 0.78%, 1.75%.

                 EXPENSE SUMMARY

EXAMPLE:*

                  AIM V.I        AIM V.I                  AMERICAN
                 GROWTH AND   INTERNATIONAL   AIM V.I    CENTURY VP    AMERICAN      GT GLOBAL       GT GLOBAL      IDS LIFE
                   INCOME        EQUITY        VALUE     INCOME AND   CENTURY VP   VARIABLE LATIN   VARIABLE NEW   AGGRESSIVE
                    FUND          FUND          FUND       GROWTH       VALUE       AMERICA FUND    PACIFIC FUND     GROWTH

                 You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period.

 1 Year            $ 92.31       $ 94.98      $ 92.42     $ 92.83      $ 95.90         $ 98.46         $ 98.26      $ 92.62

 3 Years            118.81        126.83       119.12      120.36       129.59          137.24          136.63       119.74

 5 Years            147.92        161.30       148.44      150.51       165.90          178.58          177.58       149.47

 10 Years           253.10        279.88       254.14      258.30       288.99          313.87          311.90       256.22
                 You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year            $ 22.31       $ 24.98      $ 22.42     $ 22.83      $ 25.90         $ 28.46         $ 28.26      $ 22.62

 3 Years             68.81         76.83        69.12       70.36        79.59           87.24           86.63        69.74

 5 Years            117.92        131.30       118.44      120.51       135.90          148.58          147.58       119.47

 10 Years           253.10        279.88       254.14      258.30       288.99          313.87          311.90       256.22

                                                                                                         JANUS ASPEN
                 IDS LIFE   IDS LIFE      IDS LIFE                              IDS LIFE   JANUS ASPEN     SERIES
                 CAPITAL     GROWTH     INTERNATIONAL   IDS LIFE    IDS LIFE    SPECIAL      SERIES       WORLDWIDE
                 RESOURCE   DIMENSION      EQUITY       MANAGED    MONEYSHARE    INCOME     BALANCED       GROWTH

                 You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year          $ 92.42     $ 92.52       $ 95.70      $ 92.11     $ 91.39     $ 92.52      $ 93.24       $ 93.03

 3 Years          119.12      119.43        128.98       118.19      116.03      119.43       121.59        120.98

 5 Years          148.44      148.96        164.88       146.89      143.26      148.96       152.57        151.54

 10 Years         254.14      255.18        286.97       251.01      243.67      255.18       262.45        260.38
                 You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year          $ 22.42     $ 22.52       $ 25.70      $ 22.11     $ 21.39     $ 22.52      $ 23.24       $ 23.03

 3 Years           69.12       69.43         78.98        68.19       66.03       69.43        71.59         70.98

 5 Years          118.44      118.96        134.88       116.89      113.26      118.96       122.57        121.54

 10 Years         254.14      255.18        286.97       251.01      243.67      255.18       262.45        260.38

                                                                                                          PUTNAM VT     PUTNAM VT
                  OCC                           OCC             OCC         OPPENHEIMER                  DIVERSIFIED   DIVERSIFIED
              ACCUMULATION       OCC        ACCUMULATION   ACCUMULATION       CAPITAL      OPPENHEIMER     INCOME        INCOME
                 TRUST      ACCUMULATION    TRUST SMALL   TRUST U.S. GOV-   APPRECIATION   HIGH INCOME     FUND --       FUND --
                EQUITY      TRUST MANAGED       CAP       ERNMENT INCOME      FUND/VA        FUND/VA      CLASS IA      CLASS IB

              You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year         $ 95.29        $ 94.06        $ 94.67         $ 95.90          $ 93.34       $ 93.65       $ 93.65       $ 95.18

 3 Years         127.75         124.06         125.91          129.59           121.90        122.83        122.83        127.44

 5 Years         162.84         156.69         159.77          165.90           153.09        154.63        154.63        162.33

 10 Years        282.92         270.69         276.82          288.99           263.48        266.57        266.57        281.91
              You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year         $ 25.29        $ 24.06        $ 24.67         $ 25.90          $ 23.34       $ 23.65       $ 23.65       $ 25.18

 3 Years          77.75          74.06          75.91           79.59            71.90         72.83         72.83         77.44

 5 Years         132.84         126.69         129.77          135.90           123.09        124.63        124.63        132.33

 10 Years        282.92         270.69         276.82          288.99           263.48        266.57        266.57        281.91

                 PUTNAM VT    PUTNAM VT                                PUTNAM VT
                 GROWTH AND   GROWTH AND   PUTNAM VT    PUTNAM VT         NEW         PUTNAM VT
                   INCOME       INCOME     HIGH YIELD   HIGH YIELD   OPPORTUNITIES     VOYAGER
                  FUND --      FUND --      FUND --      FUND --        FUND --        FUND --
                  CLASS IA     CLASS IB     CLASS IA     CLASS IB       CLASS IA       CLASS IB

                 You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year           $ 90.78      $ 92.31      $ 92.93      $ 94.47         $ 91.90        $ 93.13

 3 Years           114.17       118.81       120.67       125.29          117.58         121.28

 5 Years           140.14       147.92       151.02       158.74          145.85         152.06

 10 Years          237.33       253.10       259.34       274.78          248.92         261.41
                 You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year           $ 20.78      $ 22.31      $ 22.93      $ 24.47         $ 21.90        $ 23.13

 3 Years            64.17        68.81        70.67        75.29           67.58          71.28

 5 Years           110.14       117.92       121.02       128.74          115.85         122.06

 10 Years          237.33       253.10       259.34       274.78          248.92         261.41

* In this example, the $30 annual contract administrative charge is approximated as a 0.127% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------
                 CONDENSED FINANCIAL INFORMATION (UNAUDITED)

              The following tables give per-unit information about the financial history of each subaccount.

 YEAR ENDED DEC. 31,

                                                                              1998      1997
 SUBACCOUNT IGN(3) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.15         --

 Number of accumulation units outstanding at end of period (000 omitted)          6         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IIN(3) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL EQUITY
 FUND)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.04         --

 Number of accumulation units outstanding at end of period (000 omitted)          4         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IVA(3) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.16         --

 Number of accumulation units outstanding at end of period (000 omitted)          8         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IIG(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP INCOME AND
 GROWTH FUND)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.10         --

 Number of accumulation units outstanding at end of period (000 omitted)          8         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE FUND)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.00         --

 Number of accumulation units outstanding at end of period (000 omitted)          3         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT ILA(2) (INVESTING IN SHARES OF GT GLOBAL VARIABLE LATIN AMERICA
 FUND)

 Accumulation unit value at beginning of period                               $1.11    $  1.00

 Accumulation unit value at end of period                                     $0.64    $  1.11

 Number of accumulation units outstanding at end of period (000 omitted)         71         --

 Ratio of operating expense to average net assets                             1.40%         --

 YEAR ENDED DEC. 31,

                                                                              1998      1997
 SUBACCOUNT IPA(2) (INVESTING IN SHARES OF GT GLOBAL VARIABLE NEW PACIFIC
 FUND)

 Accumulation unit value at beginning of period                               $0.97    $  1.00

 Accumulation unit value at end of period                                     $0.82    $  0.97

 Number of accumulation units outstanding at end of period (000 omitted)         80         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IAG(1) (INVESTING IN SHARES OF IDS LIFE AGGRESSIVE GROWTH FUND)

 Accumulation unit value at beginning of period                               $0.92    $  1.00

 Accumulation unit value at end of period                                     $0.93    $  0.92

 Number of accumulation units outstanding at end of period (000 omitted)        269         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT ICR(1) (INVESTING IN SHARES OF IDS LIFE CAPITAL RESOURCE FUND)

 Accumulation unit value at beginning of period                               $1.01    $  1.00

 Accumulation unit value at end of period                                     $1.24    $  1.01

 Number of accumulation units outstanding at end of period (000 omitted)        753         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IGD(3) (INVESTING IN SHARES OF IDS LIFE GROWTH DIMENSION FUND)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.15         --

 Number of accumulation units outstanding at end of period (000 omitted)          4         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IIE(1) (INVESTING IN SHARES OF IDS LIFE INTERNATIONAL EQUITY
 FUND)

 Accumulation unit value at beginning of period                               $0.97    $  1.00

 Accumulation unit value at end of period                                     $1.11    $  0.97

 Number of accumulation units outstanding at end of period (000 omitted)         56         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IMG(1) (INVESTING IN SHARES OF IDS LIFE MANAGED FUND, INC.)

 Accumulation unit value at beginning of period                               $0.97    $  1.00

 Accumulation unit value at end of period                                     $1.07    $  0.97

 Number of accumulation units outstanding at end of period (000 omitted)      1,650         --

 Ratio of operating expense to average net assets                             1.40%         --

                 CONDENSED FINANCIAL INFORMATION (UNAUDITED)

 YEAR ENDED DEC. 31,

                                                                              1998      1997
 SUBACCOUNT IMS(1) (INVESTING IN SHARES OF IDS LIFE MONEYSHARE FUND, INC.)

 Accumulation unit value at beginning                                         $1.00    $  1.00

 Accumulation unit value at end of period                                     $1.01    $  1.00

 Number of accumulation units outstanding at end of period (000 omitted)         13         --

 Ratio of operating expense to average net assets                             1.40%         --

 Simple yield(4)                                                              3.29%         --

 Compound yield(4)                                                            3.34%         --

 SUBACCOUNT ISI(1) (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME FUND)

 Accumulation unit value at beginning of period                               $0.97    $  1.00

 Accumulation unit value at end of period                                     $0.97    $  0.97

 Number of accumulation units outstanding at end of period (000 omitted)        566         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT ISB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED
 PORTFOLIO)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.15         --

 Number of accumulation units outstanding at end of period (000 omitted)         37         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE
 GROWTH PORTFOLIO)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.12         --

 Number of accumulation units outstanding at end of period (000 omitted)         11         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IEQ(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST EQUITY
 PORTFOLIO)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.03         --

 Number of accumulation units outstanding at end of period (000 omitted)          3         --

 Ratio of operating expense to average net assets                             1.40%         --

 YEAR ENDED DEC. 31,

                                                                              1998      1997
 SUBACCOUNT IMD(2) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST MANAGED
 PORTFOLIO)

 Accumulation unit value at beginning of period                               $1.03    $  1.00

 Accumulation unit value at end of period                                     $1.09    $  1.03

 Number of accumulation units outstanding at end of period (000 omitted)      1,274         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT ISC(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST SMALL CAP
 PORTFOLIO)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.02         --

 Number of accumulation units outstanding at end of period (000 omitted)          8         --

 Ratio of operating expenses to average net assets                            1.40%         --

 SUBACCOUNT IUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME
 PORTFOLIO)

 Accumulation unit value at beginning of period                               $1.01    $  1.00

 Accumulation unit value at end of period                                     $1.08    $  1.01

 Number of accumulation units outstanding at end of period (000 omitted)      1,042         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IGR(3) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.14         --

 Number of accumulation units outstanding at end of period (000 omitted)         12         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.04         --

 Number of accumulation units outstanding at end of period (000 omitted)          6         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IDI(2) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME
 FUND--CLASS IA SHARES)

 Accumulation unit value at beginning of period                               $1.01    $  1.00

 Accumulation unit value at end of period                                     $0.99    $  1.01

 Number of accumulation units outstanding at end of period (000 omitted)        662         --

 Ratio of operating expense to average net assets                             1.40%         --

                 CONDENSED FINANCIAL INFORMATION (UNAUDITED)

 YEAR ENDED DEC. 31,

                                                                              1998      1997
 SUBACCOUNT IPD(3) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME
 FUND--CLASS IB SHARES)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.02         --

 Number of accumulation units outstanding at end of period (000 omitted)         14         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IGI(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
 FUND--CLASS IA SHARES)

 Accumulation unit value at beginning of period                               $1.07    $  1.00

 Accumulation unit value at end of period                                     $1.21    $  1.07

 Number of accumulation units outstanding at end of period (000 omitted)      1,538         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IPG(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
 FUND--CLASS IB SHARES)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.06         --

 Number of accumulation units outstanding at end of period (000 omitted)         17         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IHY(2) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND--CLASS
 IA SHARES)

 Accumulation unit value at beginning of period                               $1.02    $  1.00

 Accumulation unit value at end of period                                     $0.94    $  1.02

 Number of accumulation units outstanding at end of period (000 omitted)      1,150         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT IPH(3) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND--CLASS
 IB SHARES)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.04         --

 Number of accumulation units outstanding at end of period (000 omitted)         14         --

 Ratio of operating expense to average net assets                             1.40%         --

 SUBACCOUNT INO(2) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES
 FUND--CLASS IA SHARES)

 Accumulation unit value at beginning of period                               $1.05    $  1.00

 Accumulation unit value at end of period                                     $1.29    $  1.05

 Number of accumulation units outstanding at end of period (000 omitted)        411         --

 Ratio of operating expense to average net assets                             1.40%         --

 YEAR ENDED DEC. 31,

                                                                              1998      1997
 SUBACCOUNT IPV(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND--CLASS IB
 SHARES)

 Accumulation unit value at beginning of period                               $1.00         --

 Accumulation unit value at end of period                                     $1.17         --

 Number of accumulation units outstanding at end of period (000 omitted)         14         --

 Ratio of operating expense to average net assets                             1.40%         --

(1) Operations commenced on Oct. 24, 1997. These Subaccounts had no activity in 1997.

(2) Operations commenced on Oct. 27, 1997. These Subaccounts had no activity in 1997.

(3)  Operations commenced on Nov. 4, 1998.

(4) Net of annual contract administrative charge and mortality and expense risk fee.

-------------------------------
                 FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

  PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-the contract administrative charge,

-variable account administrative charge,

-mortality and expense risk fee, and

-withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the variable subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the page 1 of this prospectus.

-------------------------------
                 THE VARIABLE ACCOUNT

You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

                                                                                      AVAILABLE UNDER CONTRACT
                                                                                  ACL PERSONAL
                                                                                   PORTFOLIO          ACL PERSONAL
 SUBACCOUNT                            INVESTING IN:                                PLUS(2)          PORTFOLIO-SM-
IGN             AIM V.I. Growth and Income Fund                                       Yes                  No
IIN             AIM V.I. International Equity Fund                                    Yes                  No
IVA             AIM V.I. Value Fund                                                   Yes                  No
IIG             American Century VP Income and Growth                                 Yes                  No
IVL             American Century VP Value                                             Yes                  No
ILA             GT Global Variable Latin America Fund                                  No                 Yes
IPA             GT Global Variable New Pacific Fund                                    No                 Yes
IAG             IDS Life Aggressive Growth Fund                                       Yes                 Yes
ICR             IDS Life Capital Resource Fund                                        Yes                 Yes
IGD             IDS Life Growth Dimensions Fund                                       Yes                  No
IIE             IDS Life International Equity Fund                                    Yes                 Yes
IMG             IDS Life Managed Fund                                                 Yes                 Yes
IMS             IDS Life Moneyshare Fund                                              Yes                 Yes
ISI             IDS Life Special Income Fund                                          Yes                 Yes
ISB             Janus Aspen Series Balanced Portfolio                                 Yes                  No
IWG             Janus Aspen Series Worldwide Growth Portfolio                         Yes                  No
IEQ             OCC Accumulation Trust Equity Portfolio                               Yes                  No
IMD             OCC Accumulation Trust Managed Portfolio                              Yes                 Yes
ISC             OCC Accumulation Trust Small Cap Portfolio                            Yes                  No
IUS             OCC Accumulation Trust U.S. Government Income Portfolio               Yes                 Yes
IGR             Oppenheimer Capital Appreciation Fund/VA                              Yes                  No
IHI             Oppenheimer High Income Fund/VA                                       Yes                  No
IPD             Putnam VT Diversified Income Fund -- Class IB Shares                  Yes                  No
IPG             Putnam VT Growth and Income Fund -- Class IB Shares                   Yes                  No
IPH             Putnam VT High Yield Fund -- Class IB Shares                          Yes                  No
IPV             Putnam VT Voyager Fund -- Class IB Shares                             Yes                  No
IDI             Putnam VT Diversified Income Fund -- Class IA Shares                   No                 Yes
IGI             Putnam VT Growth and Income Fund -- Class IA Shares                    No                 Yes
IHY             Putnam VT High Yield Fund -- Class IA Shares                           No                 Yes
INO             Putnam VT New Opportunities Fund -- Class IA Shares                    No                 Yes

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The variable account was established under New York law on Oct. 12, 1995 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

-------------------------------
                 THE FUNDS

AIM V.I. GROWTH AND INCOME FUND

Objective: growth of capital with a secondary objective of current income. Invests at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities.

AIM V.I. INTERNATIONAL EQUITY FUND

Objective: long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. VALUE FUND

Objective: long-term growth of capital. Invests primarily in equity securities judged by the funds investment advisor to be undervalued relative to the investment advisors appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market value of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

AMERICAN CENTURY VP INCOME AND GROWTH

Objective: dividend growth, current income and capital appreciation. Invests primarily in common stocks.

AMERICAN CENTURY VP VALUE

Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

GT GLOBAL VARIABLE LATIN AMERICA FUND

Objective: capital appreciation. Invests at least 65% of its total assets in the securities of a broad range of Latin American issuers.

GT GLOBAL VARIABLE NEW PACIFIC FUND

Objective: long-term growth of capital. Normally invests at least 65% of its total assets in equity securities of issuers domiciled in Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand.

IDS LIFE AGGRESSIVE GROWTH FUND

Objective: capital appreciation. Invests primarily in common stocks of small- and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND

Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE GROWTH DIMENSIONS FUND

Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS LIFE INTERNATIONAL EQUITY FUND

Objective: capital appreciation. Invests primarily in common stock of foreign issuers.

IDS LIFE MANAGED FUND

Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND

Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

JANUS ASPEN SERIES BALANCED PORTFOLIO

Objective: long-term growth of capital, balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO

Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

OCC ACCUMULATION TRUST EQUITY PORTFOLIO

Objective: long term capital appreciation. Invests in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.

OCC ACCUMULATION TRUST MANAGED PORTFOLIO

Objective: growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities, the percentages of which will vary based on management's assessment of relative investment values.

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO

Objective: capital appreciation. Invests in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO

Objective: high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Objective: capital appreciation. Invests in securities of well-known, established companies.

OPPENHEIMER HIGH INCOME FUND/VA

Objective: high level of current income. Invests in high-yield, fixed-income securities, including unrated securities or high-risk securities in the lower rating categories, commonly known as "junk bonds". These securities are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

                 THE FUNDS

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA AND IB SHARES

Objective: high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in lower rated, higher risk securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the fund prospectus.

PUTNAM VT GROWTH AND INCOME FUND - CLASS IA AND IB SHARES

Objective: capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.

PUTNAM VT HIGH YIELD FUND - CLASS IA AND IB SHARES

Objective: high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the fund prospectus.

PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES

Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy that Putnam Management believes possess above average long-term growth potential.

PUTNAM VT VOYAGER FUND - CLASS IB SHARES

Objective: capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

-AIM Variable Insurance Funds, Inc. -- A I M Advisors, Inc.

-American Century Variable Portfolios, Inc. -- American Century Investment
 Management, Inc.

-GT Global Variable Investment Series -- A I M Advisors, Inc.

-IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

-Janus Aspen Series Portfolios -- Janus Capital Corporation.

-OCC Accumulation Trust Portfolios -- OpCap Advisors.

-Oppenheimer Variable Account Funds -- OppenheimerFunds, Inc.

-Putnam Variable Trust -- Putnam Investment Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on page 1 of this prospectus.

-------------------------------
                 THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account, the company's main portfolio of investments. We credit and compound interest daily to produce an effective annual interest rate. We will change the interest rate from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

-------------------------------
                 BUYING YOUR CONTRACT

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities).

When you apply, you may select:

-the fixed account and/or subaccounts in which you want to invest;

-how you want to make purchase payments;

-the date you want to start receiving annuity payouts (the retirement date); and

-a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office. You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-no earlier than the 60th day after the contract's effective date; and

-no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-on or after the annuitant reaches age 59 1/2; and

-by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

                 BUYING YOUR CONTRACT

PURCHASE PAYMENTS AMOUNTS
MINIMUM PURCHASE PAYMENTS

Initial purchase payment: $2,000 (We reserve the right to decrease the minimum payment.)
Minimum additional purchase payments: $50

MAXIMUM PURCHASE PAYMENTS: $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS
BY LETTER

Send your check along with your name and contract number to:

    REGULAR MAIL:
    American Centurion Life Assurance Company
    P.O. Box 5555
    Albany, NY 12205-0555
    EXPRESS MAIL:
    American Centurion Life Assurance Company
    20 Madison Avenue Extension
    Albany, NY 12203

-------------------------------
                 CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, we will deduct the $30 annual charge at the time of withdrawal regardless of contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

-first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

-then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

                 CHARGES

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

-First, we withdraw up to 10% of your prior anniversary contract value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary contract value each contract year.

-Next, we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.

-Next, we withdraw purchase payments received eight or more contract years before the withdrawal and not previously withdrawn. There is no withdrawal charge on purchase payments received eight or more contract years before withdrawal.

-Finally, if necessary, we withdraw purchase payments received in the seven contract years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the purchase payments.

                 CONTRACT YEARS FROM                                      WITHDRAWAL CHARGE
                   PAYMENT RECEIPT                                            PERCENTAGE
                          1                                                       7%
                          2                                                       6
                          3                                                       5
                          4                                                       4
                          5                                                       3
                          6                                                       2
                          7                                                       1
                      Thereafter                                                  0

WITHDRAWAL CHARGE CALCULATION EXAMPLE

Here is an example of the calculation we make to determine the withdrawal charge on a contract with this history:

-The contract date is July 1, 1998 with a contract year of July 1 through June
 30 and with an anniversary date of July 1 each year; and

-We received these payments - $10,000 July 1, 1998; $8,000 Dec. 31, 2004; and
 $6,000 Feb. 20, 2006; and

-The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2008 and had not made any other withdrawals during that contract year; and

-The prior anniversary July 1, 2008 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
       $  0          $3,848.80 is 10% of the prior anniversary contract
                     value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 July 1, 1998 payment was received eight or more contract years before withdrawal and is withdrawn without withdrawal charge; and

        240 $8,000 Dec. 31, 2004 payment is in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

        240 $6,000 Feb. 20, 2006 payment is in its fourth contract year from receipt, withdrawn with a 4% withdrawal charge.

       $480

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually withdraw from your contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount. We pay you the amount you requested. If you make a full withdrawal of your contract, we also will deduct the $30 contract administrative charge.

WAIVER OF WITHDRAWAL CHARGE

There are no withdrawal charges for:

-withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;

-contract earnings -- if any -- in excess of the annual 10% free withdrawal amount;

-required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-contracts settled using an annuity payout plan; and

-death benefits.

POSSIBLE GROUP REDUCTIONS: In some cases, we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

-------------------------------
                 VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

-the sum of your purchase payments and transfer amounts allocated to the fixed account;

-plus interest credited;

-minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-minus any prorated contract administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS

To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR

We determine the net investment factor by:

-adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-dividing that sum by the previous adjusted net asset value per share; and

-subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-additional purchase payments you allocated to the subaccounts;

-transfers into or out of the subaccounts;

-partial withdrawals;

-withdrawal charges; and/or

-prorated portions of contract administrative charge.

Accumulation unit values will fluctuate due to:

-changes in funds' net asset value;

-dividends distributed to the subaccounts;

-capital gains or losses of funds;

-fund operating expenses;

-mortality and expense risk fees; and/or

-variable account administrative charges.

-------------------------------
                 MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                           HOW DOLLAR-COST AVERAGING WORKS

                                         AMOUNT     ACCUMULATION    NUMBER OF UNITS
                                 MONTH  INVESTED     UNIT VALUE        PURCHASED
                                 Jan       $100          $20               5.00
By investing an
equal number of
dollars each month...            Feb        100           18               5.56
you automatically      -->
buy more units                   Mar        100           17               5.88
when the per unit                Apr        100           15               6.67
market price is low...           May        100           16               6.25

                                 Jun        100           18               5.56

                                 Jul        100           17               5.88
and fewer units        -->
when the per unit                Aug        100           19               5.26
market price is high.            Sept       100           21               4.76
                                 Oct        100           20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your agent. Some restrictions may apply.

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time as follows:

-limit the number of transfers to 12 per contract year,

-require up to 10 valuation dates between each transfer,

-limit the maximum transfer amount on any valuation date to $2,000,000, or

-upon 30 days written notice, only accept transfer instructions from you and not from your representative, agent or any person acting under a power of attorney from you.

We may make these transfer privilege modifications on a uniform basis for all contractholders in a class if we determine, in our sole discretion, that the exercise of transfer rights by one or more contract owners is, or would be, to the disadvantage of other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

TRANSFER POLICIES

-You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

-You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for certain transfer periods subject to certain minimums).

-If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

-We will not accept requests for transfers from the fixed account at any other time.

-Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts.

                MAKING THE MOST OF YOUR CONTRACT

             HOW TO REQUEST A TRANSFER OR WITHDRAWAL

---------------------------------------------------------------------------------------------

                  Send your name, contract number, Social Security number or Taxpayer
1                 Identification Number and signed request for a transfer or withdrawal to:
BY LETTER

                                            REGULAR MAIL:
                                          American Centurion Life Assurance Company
                                          P.O. Box 5555
                                          Albany, NY 12205-0555
                                            EXPRESS MAIL:
                                          American Centurion Life Assurance Company
                                          20 Madison Avenue Extension
                                          Albany, NY 12203

                  MINIMUM AMOUNT
                  Transfers or withdrawals: $500 or entire subaccount or fixed account balance

                  MAXIMUM AMOUNT
                  Transfers or withdrawals: Contract value or the entire variable subaccount or fixed account balance
-------------------------------------------------------------------------------------------------

                  Your sales representative can help you set up automated transfers among your
2                 subaccounts or fixed account or partial withdrawals from the accounts.
BY AUTOMATED      You can start or stop this service by written request or other method
TRANSFERS AND     acceptable to us. You must allow 30 days for us to change any instructions that
AUTOMATED         are currently in place.
PARTIAL
WITHDRAWALS

                  -Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

                  -Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

                  -Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

                  MINIMUM AMOUNT
                  Automated transfers or withdrawals: $100 monthly/$250 quarterly, semiannually or annually

                  MAXIMUM AMOUNT
                  Automated transfers or withdrawals: Contract value (except for automated transfers from the fixed account)

-------------------------------------------------------------------------------------------------

                  Call between 8 a.m. and 4:30 p.m. Eastern time:
3                 1-800-504-0469
BY PHONE

                  MINIMUM AMOUNT
                  For transfers or withdrawals: $500 or entire subaccount or fixed account balance

                  MAXIMUM AMOUNT
                  For transfers:           Contract value or the entire subaccount or fixed
                                           account balance
                  For withdrawals:        $25,000

                  We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

                  We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

                  Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

-------------------------------
                 WITHDRAWALS

You may withdraw all or part of your contract value at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of the contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-payable to you.

-mailed to address of record within seven days after receiving your request.

However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

-------------------------------
                 CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

-------------------------------
                 BENEFITS IN CASE OF DEATH

             THE ACL PERSONAL PORTFOLIO PLUS(2) CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value. If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-the contract value;

-the total purchase payments less any "death benefit adjustment"; or

-the highest contract value on any prior contract anniversary, plus any purchase payments and less any "death benefit adjustment" since the contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

We calculate the "death benefit adjustment" for any and each partial withdrawals by multiplying (a) times (b) where:

  (a) = the ratio of the partial withdrawal to the contract value on the date of (but prior to) the partial withdrawal; and

  (b) = the death benefit on the date of (but prior to) the partial withdrawal.

The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.

EXAMPLE:

-You purchase a contract for $20,000 on January 1, 1999.

-On January 1, 2000 (the first contract anniversary) the contract value reaches
 $24,000.

-On March 1, 2000 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2000 as follows:

The highest contract value on any prior contract anniversary:      $24,000.00
plus any purchase payments since that anniversary:                      +0.00
less any "death benefit adjustment" taken since that anniversary:
  $1,500 X $24,000 =                                               - 1,636.36
  $22,000
                                                                   ----------
resulting in a benefit of:                                         $22,363.64

THE ACL PERSONAL PORTFOLIO-SM- CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts where both you and the annuitant were 75 or younger on the date we issued the contract and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date we issue the contract, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger on the date the contract was issued and if all withdrawals from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

-the contract value;

-the total purchase payments less any amounts withdrawn; or

-on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

-adding any purchase payments made since that most recent fifth contract anniversary, and

-subtracting any amounts withdrawn since that most recent fifth contract anniversary.

EXAMPLE:

-You purchase contract for $20,000 on January 1, 1999.

-On June 1, 2004 the contract value reaches $33,000.

-On June 1, 2004 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-On July 15, 2004 you make an additional payment of $1,000.

-On March 1, 2005 the contract value falls to $31,000.

We calculate the death benefit on March 1, 2005 as follows:

  The closest fifth anniversary contract value:                      $33,000.00
  plus any purchase payments since that anniversary                  + 1,000.00
  less any partial withdrawals taken since that anniversary:         - 1,500.00
                                                                     ----------
resulting in a death benefit of:                                     $32,500.00

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

-the beneficiary asks us in writing within 60 days after we receive proof of death; and

-payouts begin no later than one year after your death, or other date as permitted by the Code; and

-the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We would determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities (See "Taxes").

-------------------------------
                 THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value on your retirement date. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. Amounts of fixed and variable payouts depend on:

-the annuity payout plan you select;

-the annuitant's age and, in most cases, sex;

-the annuity table in the contract; and

-the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLE

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE

If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

-PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

-PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

-PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

-PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY): We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-over the life of the annuitant;

-over the joint lives of the annuitant and a designated beneficiary;

-for a period not exceeding the life expectancy of the annuitant; or

-for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

-------------------------------
                 TAXES

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal (see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow tax-free if you meet certain distribution requirements.

QUALIFIED ANNUITIES: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRA's) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

-because of your death;

-because you become disabled (as defined in the Code);

-if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

-------------------------------
                 VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-the reserve held in each subaccount for your contract; divided by

-the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

-------------------------------
                 SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-laws or regulations change,

-existing funds become unavailable, or

-in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-change the funds in which the subaccounts invest, and

-add additional subaccounts investing in other funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

-------------------------------
                 ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contracts. Its offices are located at IDS Tower 10, Minneapolis, MN 55440-0010. AEFA is a wholly-owned subsidiary of AEFC. The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks. ACL will pay commission for the sales of contracts to the insurance agencies who have entered into distribution agreements with ACL and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York and is located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which we do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. We, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. And Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. We also are defendants in various other lawsuits. In our opinion, none of these lawsuits will have a material adverse effect on our financial condition.

-------------------------------
                 YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of ACL and the variable account. ACL and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on ACL's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

-------------------------------
                 TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information...........................................................3
Calculating Annuity Payouts.......................................................7
Rating Agencies...................................................................9
Principal Underwriter.............................................................9
Independent Auditors..............................................................9
Financial Statements

Please check the box to receive a copy of the Statement of Additional Information for:

/ /        ACL Personal Portfolio Plus(2)/ACL Personal Portfolio-SM-
/ /        AIM Variable Insurance Funds, Inc.
/ /        American Century Variable Portfolios, Inc.
/ /        GT Global Variable Investment Funds
/ /        IDS Life Retirement Annuity Mutual Funds
/ /        Janus Aspen Series Portfolios
/ /        OCC Accumulation Trust Portfolios
/ /        Oppenheimer Variable Account Funds
/ /        Putnam Variable Trust -- Class IA Shares
/ /        Putnam Variable Trust -- Class IB Shares

MAIL YOUR REQUEST TO:

American Centurion Life Assurance Company
20 Madison Avenue Extension
PO Box 5555
Albany, NY 12205-0555

WE WILL MAIL YOUR REQUEST TO:

Your name ______________________________________________________________________

Address ________________________________________________________________________

City __________________________________ State ______________ Zip _______________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                          ACL PERSONAL PORTFOLIO PLUS2

                                       and

                            ACL PERSONAL PORTFOLIOSM

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                 April 30, 1999

ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY  12205-0555
800-504-0469

ACL Personal Portfolio Plus 2/ACL Personal PortfolioSM
Sec-spec\life\acl-pp\99stmt.doc                      9

                                         TABLE OF CONTENTS

Performance Information..................................................p.3

Calculating Annuity Payouts..............................................p.7

Rating Agencies..........................................................p.9

Principal Underwriter....................................................p.9

Independent Auditors.....................................................p.9

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The variable subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the variable subaccounts), calculated according to the following formula:

                          P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV    = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Past performance does not guarantee future results.


Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 1998

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the Fund**

                                                                           Since                                         Since
  Subaccount     -----------------------------------------   1 Year    commencement   ---------  --------  --------  commencement
                 Investing in:                                                         1 Year    5 Years   10 Years
                 -----------------------------------------

                 AIM V.I.
IGN                Growth and Income Fund (11/98; 5/94)*       --%         7.64%        18.80%       --%      --%        20.36%
IIN                International Equity Fund (11/98; 5/93)     --         -2.99          6.77      9.26       --         11.46
IVA                Value Fund (11/98; 5/93)                    --          8.56         23.45     19.62                  19.94
                 -----------------------------------------

                 AMERICAN CENTURY
IIG                VP Income and Growth (11/98; 10/97)         --          2.76         17.70       --        --         23.57
IVL                VP Value (11/98; 5/96)                      --         -7.02         -3.29       --        --         12.89

                 GT GLOBAL
ILA                Variable Latin America Fund (10/97;       -45.95      -36.04        -45.95     -9.42       --         -2.18
                   2/93)
IPA                Variable New Pacific Fund (10/97; 2/93)   -21.04      -22.32        -21.04    -12.34       --         -7.08%

                 IDS LIFE
IAG                Aggressive Growth Fund (10/97; 1/92)       -5.29       -6.21         -5.29      8.56       --          9.09
ICR                Capital Resource Fund (10/97; 10/81)       15.28       14.01         15.28     14.48      14.10        --
IGD                Growth Dimensions Fund (11/98; 4/96)        --          7.97         19.74       --        --         21.07
IIE                International Equity Fund (10/97; 1/92)     7.10        3.92          7.10      5.27       --          7.66
IMG                Managed Fund (10/97; 4/86)                  7.07        6.94          7.07     11.86      12.86        --
IMS                Moneyshare Fund (10/97; 10/81)             -2.99       -1.17         -2.99      2.80       3.74        --
ISI                Special Income Fund (10/97; 10/81)         -6.20       -4.52         -6.20      4.72       7.32        --

                 JANUS ASPEN SERIES
ISB                Balanced Portfolio (11/98; 9/93)            --          8.19         25.31     17.03       --         17.54
IWG                Worldwide Growth Portfolio (11/98;          --          5.07         20.02     19.23       --         22.03
                   9/93)

                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98; 8/88)              --         -3.89          3.19     18.21      15.81        --
IMD                Managed Portfolio (10/97; 8/88)            -1.17        4.33         -1.17     17.07      17.58        --
ISC                Small Cap Portfolio (11/98; 8/88)           --         -4.43        -15.98      6.46      11.53        --
IUS                U.S. Government Income Portfolio           -0.23        1.77         -0.23       --        --          5.27
                   (10/97; 1/95)

                 OPPENHEIMER VARIABLE ACCOUNT
IGR                Capital Appreciation Fund/VA (11/98;        --          6.63         15.16     20.01      15.12        --
                   4/85)
IHI                High Income Fund/VA (11/98; 4/86)           --         -2.38         -7.42      6.55      11.04        --

                 PUTNAM VT
IDI                Diversified Income Fund Class IA           -8.95       -6.98         -8.95      3.53       --          3.86
                   (10/97; 9/93)
IGI                Growth and Income Fund Class IA             6.70        8.09          6.70     17.02      14.31        --
                   (10/97; 2/88)
IHY                High Yield Fund Class IA (10/97; 2/88)    -13.07      -10.64        -13.07      5.23       8.26        --
INO                New Opportunities Fund Class IA            15.54       14.49         15.54       --        --         21.05
                   (10/97; 5/94)

                 PUTNAM VT
IPD                Diversified Income Fund Class IB            --         -4.15         -9.16      3.35       --          3.68
                   (11/98; 9/93)
IPG                Growth and Income Fund Class IB             --         -0.89          6.58     16.85      14.14        --
                   (11/98; 2/88)
IPH                High Yield Fund Class IB (11/98; 2/88)      --         -3.07        -13.11      5.08       8.11        --
IPV                Voyager Fund Class IB (11/98; 2/88)         --          9.40         15.35     18.10      18.19        --

* (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.


Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 1998

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the Fund**

                                                                           Since                                         Since
  Subaccount     -----------------------------------------   1 Year    commencement   ---------  --------  --------  commencement
                 Investing in:                                                         1 Year    5 Years   10 Years
                 -----------------------------------------

                 AIM V.I.
IGN                Growth and Income Fund (11/98; 5/94)*       --%         14.64%       25.80%       --%      --%        20.68%
IIN                International Equity Fund (11/98; 5/93)     --           3.56        13.77      9.67       --         11.68
IVA                Value Fund (11/98; 5/93)                    --          15.56        30.45     19.91       --         20.09
                 -----------------------------------------

                 AMERICAN CENTURY
IIG                VP Income and Growth (11/98; 10/97)         --           9.74        24.70       --        --         28.50
IVL                VP Value (11/98; 5/96)                      --          -0.78         3.24       --        --         14.40

                 GT GLOBAL
ILA                Variable Latin America Fund (10/97;       -42.63       -32.94       -42.63     -8.95       --         -1.88
                   2/93)
IPA                Variable New Pacific Fund (10/97; 2/93)   -15.85       -18.54       -15.85    -11.86       --         -6.79

                 IDS LIFE
IAG                Aggressive Growth Fund (10/97; 1/92)        1.08        -1.64         1.08      8.99       --          9.17
ICR                Capital Resource Fund (10/97; 10/81)       22.28        18.93        22.28     14.83    14.10          --
IGD                Growth Dimensions Fund (11/98; 4/96)        --          14.97        26.74       --        --         22.42
IIE                International Equity Fund (10/97; 1/92)    14.10         8.92        14.10      5.75       --          7.75
IMG                Managed Fund (10/97; 4/86)                 14.07        11.91        14.07     12.24    12.86          --
IMS                Moneyshare Fund (10/97; 10/81)              3.56         3.59         3.56      3.33     3.74          --
ISI                Special Income Fund (10/97; 10/81)          0.11         0.08         0.11      5.21     7.32          --

                 JANUS ASPEN SERIES
ISB                Balanced Portfolio (11/98; 9/93)            --          15.19        32.31     17.35       --         17.72
IWG                Worldwide Growth Portfolio (11/98;          --          12.07        27.02     19.53       --         22.19
                   9/93)

                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98; 8/88)              --           2.59        10.19     18.52    15.81          --
IMD                Managed Portfolio (10/97; 8/88)             5.52         9.36         5.52     17.39    17.58          --
ISC                Small Cap Portfolio (11/98; 8/88)           --           2.01       -10.41      6.92    11.53          --
IUS                U.S. Government Income Portfolio            6.53         6.66         6.53       --        --          6.12
                   (10/97; 1/95)

                 OPPENHEIMER VARIABLE ACCOUNT
IGR                Capital Appreciation Fund/VA (11/98;        --          13.63        22.16     20.30    15.12          --
                   4/85)
IHI                High Income Fund/VA (11/98; 4/86)           --           4.21        -1.20      7.01    11.04          --

                 PUTNAM VT
IDI                Diversified Income Fund Class IA           -2.85        -2.50        -2.85      4.04       --          4.18
                   (10/97; 9/93)
IGI                Growth and Income Fund Class IA            13.70        13.06        13.70     17.33    14.31          --
                   (10/97; 2/88)
IHY                High Yield Fund Class IA (10/97; 2/88)     -7.28        -6.34        -7.28      5.71     8.26          --
INO                New Opportunities Fund Class IA            22.54        19.41        22.54       --        --         21.37
                   (10/97; 5/94)

                 PUTNAM VT
IPD                Diversified Income Fund Class IB            --           2.31        -3.08      3.87       --          4.00
                   (11/98; 9/93)
IPG                Growth and Income Fund Class IB             --           5.82        13.58     17.17    14.14          --
                   (11/98; 2/88)
IPH                High Yield Fund Class IB (11/98; 2/88)      --           3.48        -7.33      5.57     8.11          --
IPV                Voyager Fund Class IB (11/98; 2/88)         --          16.40        22.35     18.40    18.19          --

*  (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a variable subaccount's accumulation unit value). We compute aggregate total return using the following formula:

                                              ERV - P
                                                 P

where:                P =  a hypothetical initial payment of $1,000
                    ERV    = Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional period thereof)

The SEC requires that we assume that you withdraw the entire contract at the end of the one-, five-, and 10- year periods (or, if less, up to the life of the variable subaccount). In addition, we may show performance figures without the deduction of a withdrawal charge. All total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:
o the effect of any applicable withdrawal charge, or
o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998

Subaccount               Investing In:                                 Simple Yield                     Compound Yield
IMS                      IDS Life Moneyshare Fund                          3.29%                            3.34%

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

Subaccount               Investing In:                                   Yield
ISI                      IDS Life Special Income Fund                    7.18%

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of units fluctuates with the performance of the fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating agency              Rating

      A.M. Best                  A+
                             (Superior)


    Duff & Phelps               AAA

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $3,628.

Commissions paid by ACL for the last year aggregated total $682,400.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Centurion Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Centurion Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 (comprised of subaccounts IGN, IIN, IVA, IIG, IVL, ILA, IPA, IAG, ICR, IGD, IIE, IMG, IMS, ISI, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended, except for subaccounts IGN, IIN, IVA, IIG, IVL, IGD, ISB, IWG, IEQ, ISC, IGR, IHI, IPD, IPG, IPH and IPV, which are for the period November 4, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of the management of American Centurion Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account 2 at December 31, 1998, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


American Centurion Variable Annuity Account

Statements of Net Assets                                                                    Dec. 31, 1998

                                                                  Segregated Asset Subaccounts

Assets                                                 IGN           IIN            IVA             IIG
Investments in shares of mutual
funds and portfolios:
   at cost                                           $ 7,115       $ 4,220          $ 8,899       $ 8,888
                                                     -------       -------          -------       -------
   at market value                                   $ 7,194       $ 4,295          $ 9,284       $ 9,224
Dividends receivable                                       -             -                -             -
Accounts receivable from American Centurion Life
for contract purchase payments                         4,104           804              805           801
Receivable from mutual funds and portfolios
for share redemptions                                      -             -                -             -
                                                       -----          ----            -----         -----
Total assets                                          11,298         5,099           10,089        10,025
                                                      ======         =====           ======        ======

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                             1             2                7             6
Administrative charge                                      -             -                1             1
Payable to mutual funds and portfolios
for investments purchased                              4,104           804              805           801
                                                       -----           ---              ---           ---
Total liabilities                                      4,105           806              813           808
                                                       -----           ---              ---           ---
Net assets applicable to contracts in
accumulation period                                  $ 7,193       $ 4,293          $ 9,276       $ 9,217
Accumulation units outstanding                         6,256         4,138            8,011         8,382
                                                       -----         -----            -----         -----
Net asset value per accumulation unit                 $ 1.15        $ 1.04           $ 1.16        $ 1.10
                                                      ======        ======           ======        ======


Assets                                                 IVL           ILA              IPA
Investments in shares of mutual
funds and portfolios:
   at cost                                           $ 3,242       $58,435         $ 59,674
                                                     -------       -------         --------
   at market value                                   $ 3,319       $45,449         $ 65,233
Dividends receivable                                       -             -                -
Accounts receivable from American Centurion Life
for contract purchase payments                           808             -                -
Receivable from mutual funds and portfolios
for share redemptions                                      -             -                -
                                                         ---           ---              ---
Total assets                                           4,127        45,449           65,233
                                                       =====        ======           ======

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                             1            48               70
Administrative charge                                      -             6                8
Payable to mutual funds and portfolios
for investments purchased                                808             -                -
                                                         ---           ---              ---
Total liabilities                                        809            54               78
                                                         ---            --               --
Net assets applicable to contracts in
accumulation period                                  $ 3,318       $45,395         $ 65,155
Accumulation units outstanding                         3,334        70,677           79,763
                                                       -----        ------           ------
Net asset value per accumulation unit                 $ 1.00        $ 0.64           $ 0.82
                                                      ======        ======           ======
See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Net Assets (continued)                                                               Dec. 31, 1998

                                                                     Segregated Asset Subaccounts

Assets                                                  IAG              ICR            IGD               IIE
Investments in shares of mutual
funds and portfolios:
    at cost                                          $ 272,116        $ 908,620       $ 4,156           $ 64,002
                                                     ---------        ---------       -------           --------
    at market value                                  $ 250,889        $ 932,106       $ 4,290           $ 62,043
Dividends receivable                                         -                -             -                  -
Accounts receivable from American Centurion Life
for contract purchase payments                             818              802           804                804
Receivable from mutual funds and portfolios
for share redemptions                                        -              301             -                  -
                                                        ------              ---         -----              -----
Total assets                                           251,707          933,209         5,094             62,847
                                                       =======          =======         =====             ======

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                             263              985             2                 63
Administration charge                                       31              118             -                  7
Payable to mutual funds and portfolios
for investments purchased                                  524                -           802                734
                                                           ---            -----           ---                ---
Total liabilities                                          818            1,103           804                804
                                                           ---            -----           ---                ---
Net assets applicable to contracts in
accumulation period                                  $ 250,889        $ 932,106       $ 4,290           $ 62,043
                                                     ---------        ---------       -------           --------
Accumulation units outstanding                         268,836          753,273         3,727             55,847
                                                       -------          -------         -----             ------
Net asset value per accumulation unit                   $ 0.93           $ 1.24        $ 1.15             $ 1.11
                                                        ======           ======        ======             ======


Assets                                                  IMG               IMS           ISI
Investments in shares of mutual
funds and portfolios:
    at cost                                         $1,825,704         $ 13,166      $576,252
                                                    ----------         --------      --------
    at market value                                 $1,770,253         $ 13,166      $549,946
Dividends receivable                                         -               54         3,305
Accounts receivable from American Centurion Life
for contract purchase payments                             601                -         2,201
Receivable from mutual funds and portfolios
for share redemptions                                    1,472                -             -
                                                         -----           ------        ------
Total assets                                         1,772,326           13,220       555,452
                                                     =========           ======       =======

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                           1,852               14           574
Administration charge                                      222                2            69
Payable to mutual funds and portfolios
for investments purchased                                    -               38         4,863
                                                            --               --         -----
Total liabilities                                        2,074               54         5,506
                                                         -----               --         -----
Net assets applicable to contracts in
accumulation period                                 $1,770,252         $ 13,166      $549,946
                                                    ----------         --------      --------
Accumulation units outstanding                       1,649,611           13,026       566,274
                                                     ---------           ------       -------
Net asset value per accumulation unit                   $ 1.07           $ 1.01        $ 0.97
                                                        ======           ======        ======

See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Net Assets (continued)                                                                            Dec. 31, 1998

                                                                                Segregated Asset Subaccounts
Assets                                                         ISB                  IWG             IEQ              IMD
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 41,411              $ 11,798        $ 3,282        $ 1,389,910
                                                            --------              --------        -------        -----------
    at market value                                         $ 42,561              $ 12,189        $ 3,357        $ 1,390,403
Dividends receivable                                               -                     -              -                  -
Accounts receivable from American Centurion Life
for contract purchase payments                                 4,125                 4,763            806              3,901
Receivable from mutual funds and portfolios
for share redemptions                                              -                     -              -                  -
                                                               -----                 -----          -----              -----
Total assets                                                  46,686                16,952          4,163          1,394,304
                                                              ======                ======          =====          =========

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                                    15                     6              1              1,464
Administration charge                                              2                     1              -                176
Payable to mutual funds and portfolios
for investments purchased                                      4,125                 4,763            806              3,901
                                                               -----                 -----            ---              -----
Total liabilities                                              4,142                 4,770            807              5,541
                                                               -----                 -----            ---              -----
Net assets applicable to contracts in
accumulation period                                         $ 42,544              $ 12,182        $ 3,356        $ 1,388,763
                                                            --------              --------        -------        -----------
Accumulation units outstanding                                36,869                10,848          3,262          1,273,953
                                                              ------                ------          -----          ---------
Net asset value per accumulation unit                         $ 1.15                $ 1.12         $ 1.03             $ 1.09
                                                              ======                ======         ======             ======

Assets                                                          ISC                 IUS             IGR                IHI
Investments in shares of mutual funds and portfolios:
    at cost                                                  $ 8,292            $1,118,946       $ 12,581            $ 6,055
                                                             -------            ----------       --------            -------
    at market value                                          $ 8,432            $1,124,023       $ 13,154            $ 6,069
Dividends receivable                                               -                 1,956              -                  -
Accounts receivable from American Centurion Life
for contract purchase payments                                   814                     -          4,768              1,001
Receivable from mutual funds and portfolios
for share redemptions                                              -                     -              -                  -
                                                                 ---                   ---            ---                ---
Total assets                                                   9,246             1,125,979         17,922              7,070
                                                               =====             =========         ======              =====

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                                     6                 1,184              7                  2
Administration charge                                              1                   142              1                  -
Payable to mutual funds and portfolios
for investments purchased                                        814                     -          4,768              1,001
                                                                 ---                                -----              -----
Total liabilities                                                821                 1,326          4,776              1,003
                                                                 ---                 -----          -----              -----
Net assets applicable to contracts in
accumulation period                                          $ 8,425            $1,124,653       $ 13,146            $ 6,067
                                                             -------            ----------       --------            -------
Accumulation units outstanding                                 8,243             1,041,627         11,547              5,811
                                                               -----             ---------         ------              -----
Net asset value per accumulation unit                         $ 1.02                $ 1.08         $ 1.14             $ 1.04
                                                              ======                ======         ======             ======
See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Net Assets (continued)                                                                                 Dec. 31, 1998

                                                                              Segregated Asset Subaccounts

Assets                                                 IDI              IPD               IGI             IPG              IHY
Investments in shares of mutual
funds and portfolios:
    at cost                                         $ 676,349         $ 14,280        $1,773,897        $18,034        $ 1,184,161
                                                    ---------         --------        ----------        -------        -----------
    at market value                                 $ 653,426         $ 14,310        $1,867,538        $18,334        $ 1,088,002
Dividends receivable                                        -                -                 -              -                  -
Accounts receivable from American Centurion Life
for contract purchase payments                              -            1,998                 -            797                  -
Receivable from mutual funds and portfolios
for share redemptions                                       -                -                 -              -                  -
                                                      -------            -----           -------          -----               ----
Total assets                                          653,426           16,308         1,867,538         19,131          1,088,002
                                                      =======           ======         =========         ======          =========

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                            693                3             1,962             11              1,153
Administration charge                                      83                -               235              1                139
Payable to mutual funds and portfolios
for investments purchased                                   -            1,998                 -            797                  -
                                                          ---            -----              ----            ---              -----
Total liabilities                                         776            2,001             2,197            809              1,292
                                                          ---            -----             -----            ---              -----
Net assets applicable to contracts in
accumulation period                                 $ 652,650         $ 14,307        $1,865,341        $18,322        $ 1,086,710
                                                    ---------         --------        ----------        -------        -----------
Accumulation units outstanding                        661,787           13,968         1,537,953         17,282          1,150,196
                                                      -------           ------         ---------         ------          ---------
Net asset value per accumulation unit                  $ 0.99           $ 1.02            $ 1.21         $ 1.06             $ 0.94
                                                       ======           ======            ======         ======             ======

                                                                                        Combined
                                                                                        Variable
Assets                                                  INO              IPV             Account
Investments in shares of mutual
funds and portfolios:
    at cost                                         $ 479,521         $ 15,215       $10,583,107
                                                    ---------         --------       -----------
    at market value                                 $ 532,032         $ 16,272       $10,531,710
Dividends receivable                                        -                -             5,315
Accounts receivable from American Centurion Life
for contract purchase payments                              -            4,773            42,097
Receivable from mutual funds and portfolios
for share redemptions                                       -                -             1,773
                                                        -----            -----             -----
Total assets                                          532,032           21,045        10,580,895
                                                      =======           ======        ==========

Liabilities
Payable to American Centurion Life for:
Mortality and expense risk fee                            559               10            10,968
Administration charge                                      67                1             1,314
Payable to mutual funds and portfolios
for investments purchased                                   -            4,773            43,028
                                                           --            -----            ------
Total liabilities                                         626            4,784            55,310
                                                          ---            -----            ------
Net assets applicable to contracts in
accumulation period                                 $ 531,406         $ 16,261       $10,525,585
                                                    ---------         --------       -----------
Accumulation units outstanding                        410,715           13,942
                                                      -------           ------
Net asset value per accumulation unit                  $ 1.29           $ 1.17
                                                       ======           ======
See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Operations                                                             Year ended Dec. 31, 1998

                                                                        Segregated Asset Subaccounts

Investment income                                            IGN*         IIN*            IVA*           IIG*
Dividend income from mutual funds and portfolios            $ -           $ 7            $ 261          $ 26
Expenses:
Mortality and expense risk fee                                1             2                7             6
                                                              -             -                -             -
Administrative charge                                         -             -                1             1
Total expenses                                                1             2                8             7
                                                              -             -                -             -
Investment income (loss) - net                               (1)            5              253            19
                                                             --             -              ---            --

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                           -             -                -             -
Cost of investments sold                                      -             -                -             -
                                                            ---           ---              ---           ---
Net realized gain (loss) on investments                       -             -                -             -
Net change in unrealized appreciation or
depreciation of investments                                  79            75              385           336
                                                             --            --              ---           ---
Net gain (loss) on investments                               79            75              385           336
                                                             --            --              ---           ---
Net increase (decrease) in net assets
resulting from operations                                  $ 78          $ 80            $ 638         $ 355
                                                           ====          ====            =====         =====


Investment income                                           IVL*          ILA              IPA
Dividend income from mutual funds and portfolios            $ -         $ 369            $ 442
Expenses:
Mortality and expense risk fee                                1           270              357
                                                              -           ---              ---
Administrative charge                                         -            32               43
Total expenses                                                1           302              400
                                                              -           ---              ---
Investment income (loss) - net                               (1)           67               42
                                                             --            --               --

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                           -         3,354            3,576
Cost of investments sold                                      -         3,693            3,647
                                                             ---        -----            -----
Net realized gain (loss) on investments                       -          (339)             (71)
                                                             ---         ----              ---
Net change in unrealized appreciation or
depreciation of investments                                  77       (12,986)           5,559
                                                             --       -------            -----
Net gain (loss) on investments                               77       (13,325)           5,488
                                                             --       -------            -----
Net increase (decrease) in net assets
resulting from operations                                  $ 76     $ (13,258)         $ 5,530
                                                           ====     =========          =======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Operations (continued)                                                                  Year ended Dec. 31, 1998

                                                                                     Segregated Asset Subaccounts

Investment income                                                        IAG             ICR            IGD*             IIE
Dividend income from mutual funds and portfolios                    $ 15,408         $ 65,656           $ 2              $ 491
Expenses:
Mortality and expense risk fee                                         1,407            5,189             2                334
Administrative charge                                                    169              623             -                 40
                                                                         ---              ---                               --
Total expenses                                                         1,576            5,812             2                374
                                                                       -----            -----             -                ---
Investment income (loss) - net                                        13,832           59,844             -                117
                                                                      ------           ------           ---                ---

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                    7,852           61,012             -              3,441
Cost of investments sold                                               8,514           62,230             -              3,353
                                                                       -----           ------           ---              -----
Net realized gain (loss) on investments                                 (662)          (1,218)            -                 88
Net change in unrealized appreciation or
depreciation of investments                                          (21,227)          23,486           134             (1,959)
                                                                     -------           ------           ---             ------
Net gain (loss) on investments                                       (21,889)          22,268           134             (1,871)
                                                                     -------           ------           ---             ------
Net increase (decrease) in net assets
resulting from operations                                           $ (8,057)        $ 82,112         $ 134           $ (1,754)
                                                                    ========         ========         =====           ========


Investment income                                                      IMG              IMS           ISI
Dividend income from mutual funds and portfolios                   $ 170,623            $ 331      $ 21,907
Expenses:
Mortality and expense risk fee                                         9,927               83         3,545
                                                                       -----               --         -----
Administrative charge                                                  1,191               10           425
                                                                       -----               --           ---
Total expenses                                                        11,118               93         3,970
                                                                      ------               --         -----
Investment income (loss) - net                                       159,505              238        17,937
                                                                     -------              ---        ------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                  102,896           29,322        18,211
Cost of investments sold                                             105,810           29,322        18,780
                                                                     -------           ------        ------
Net realized gain (loss) on investments                               (2,914)               -          (569)
Net change in unrealized appreciation or
depreciation of investments                                          (55,451)               -       (26,306)
                                                                     -------            -----       -------
Net gain (loss) on investments                                       (58,365)               -       (26,875)
                                                                     -------            -----       -------
Net increase (decrease) in net assets
resulting from operations                                          $ 101,140            $ 238      $ (8,938)
                                                                   =========            =====      ========

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Operations (continued)                                                       Year ended Dec. 31, 1998

                                                                             Segregated Asset Subaccounts

Investment income                                               ISB*              IWG*           IEQ*          IMD
Dividend income from mutual funds and portfolios              $ 422              $ 10            $ -        $ 1,039
Expenses:
Mortality and expense risk fee                                   15                 6              1          8,174
Administrative charge                                             2                 1              -            981
                                                                  -                 -                           ---
Total expenses                                                   17                 7              1          9,155
                                                                 --                 -              -          -----
Investment income (loss) - net                                  405                 3             (1)        (8,116)
                                                                ---                 -             --         ------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                               -                 -              -         85,754
Cost of investments sold                                          -                 -              -         89,827
                                                                ---               ---            ---         ------
Net realized gain (loss) on investments                           -                 -              -         (4,073)
Net change in unrealized appreciation or
depreciation of investments                                   1,150               391             75            493
                                                              -----               ---             --            ---
Net gain (loss) on investments                                1,150               391             75         (3,580)
                                                              -----               ---             --         ------
Net increase (decrease) in net assets
resulting from operations                                   $ 1,555             $ 394           $ 74      $ (11,696)
                                                            =======             =====           ====      =========



Investment income                                              ISC*             IUS              IGR*           IHI*
Dividend income from mutual funds and portfolios               $ -           $ 44,290            $ -            $ -
Expenses:
Mortality and expense risk fee                                   6              7,401              7              2
Administrative charge                                            1                888              1              -
                                                                 -                ---              -
Total expenses                                                   7              8,289              8              2
                                                                 -              -----              -              -
Investment income (loss) - net                                  (7)            36,001             (8)            (2)
                                                                --             ------             --             --

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                              -             39,287              -              -
Cost of investments sold                                         -             38,619              -              -
                                                               ---             ------            ---            ---
Net realized gain (loss) on investments                          -                668              -              -
Net change in unrealized appreciation or
depreciation of investments                                    140              5,077            573             14
                                                               ---              -----            ---             --
Net gain (loss) on investments                                 140              5,745            573             14
                                                               ---              -----            ---             --
Net increase (decrease) in net assets
resulting from operations                                    $ 133           $ 41,746          $ 565           $ 12
                                                             =====           ========          =====           ====
*For the period Nov. 4, 1998 (commencement of
 operations) to Dec. 31, 1998.
 See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Operations (continued)                                                                     Year ended Dec. 31, 1998

                                                                              Segregated Asset Subaccounts

Investment income                                           IDI           IPD*            IGI             IPG*             IHY
Dividend income from mutual funds and portfolios         $ 4,193          $ -          $ 18,922            $ -            $ 6,032
Expenses:
Mortality and expense risk fee                             4,310            3            11,209             11              6,952
Administrative charge                                        517            -             1,345              1                834
                                                             ---          ---             -----              -                ---
Total expenses                                             4,827            3            12,554             12              7,786
                                                           -----            -            ------             --              -----
Investment income (loss) - net                              (634)          (3)            6,368            (12)            (1,754)
                                                            ----           --             -----            ---             ------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                       40,900            -            99,698              -            101,551
Cost of investments sold                                  42,933            -           103,669              -            108,760
                                                          ------          ---           -------            ---            -------
Net realized gain (loss) on investments                   (2,033)           -            (3,971)             -             (7,209)
Net change in unrealized appreciation or
depreciation of investments                              (22,923)          30            93,641            300            (96,159)
                                                         -------           --            ------            ---            -------
Net gain (loss) on investments                           (24,956)          30            89,670            300           (103,368)
                                                         -------           --            ------            ---           --------
Net increase (decrease) in net assets
resulting from operations                              $ (25,590)        $ 27          $ 96,038          $ 288         $ (105,122)
                                                       =========         ====          ========          =====         ==========

                                                                                                          Combined
                                                                                                          Variable
Investment income                                         IPH*            INO            IPV*             Account
Dividend income from mutual funds and portfolios          $ -            $ 430             $ -          $ 350,861
Expenses:
Mortality and expense risk fee                              4            2,906              10             62,148
Administrative charge                                       -              349               1              7,456
                                                          ---              ---               -              -----
Total expenses                                              4            3,255              11             69,604
                                                            -            -----              --             ------
Investment income (loss) - net                             (4)          (2,825)            (11)           281,257
                                                           --           ------             ---            -------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                         -           17,849               -            614,703
Cost of investments sold                                    -           18,580               -            637,737
                                                          ---           ------             ---            -------
Net realized gain (loss) on investments                     -             (731)              -            (23,034)
Net change in unrealized appreciation or
depreciation of investments                                31           52,511           1,057            (51,397)
                                                           --           ------           -----            -------
Net gain (loss) on investments                             31           51,780           1,057            (74,431)
                                                           --           ------           -----            -------
Net increase (decrease) in net assets
resulting from operations                                $ 27         $ 48,955         $ 1,046          $ 206,826
                                                         ====         ========         =======          =========

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets                                                                Year ended Dec. 31, 1998

                                                                      Segregated Asset Subaccounts

Operations                                                  IGN*         IIN*             IVA*          IIG*           IVL*
Investment income (loss) - net                            $ (1)          $ 5            $ 253          $ 19           $ (1)
Net realized gain (loss) on investments                      -             -                -             -              -
Net change in unrealized appreciation or
depreciation of investments                                 79            75              385           336             77
                                                            --            --              ---           ---             --
Net increase (decrease) in net assets
resulting from operations                                   78            80              638           355             76
                                                            ==            ==              ===           ===             ==

Contract transactions
Contract purchase payments                               7,115         4,213            8,638         8,862          3,242
Net transfers**                                              -             -                -             -              -
Contract terminations:
Surrender benefits and contract charges                      -             -                -             -              -
Death benefits                                               -             -                -             -              -
                                                           ---           ---              ---           ---            ---
Increase (decrease) from contract transactions           7,115         4,213            8,638         8,862          3,242
                                                         -----         -----            -----         -----          -----
Net assets at beginning of year                              -             -                -             -              -
                                                           ---           ---              ---           ---            ---
Net assets at end of year                              $ 7,193       $ 4,293          $ 9,276       $ 9,217        $ 3,318
                                                       =======       =======          =======       =======        =======

Accumualtion unit activity
Units outstanding at beginning of year                       -             -                -             -              -
Contract purchase payments                               6,256         4,138            8,011         8,382          3,334
Net transfers**                                              -             -                -             -              -
Contract terminations:
Surrender benefits and contract charges                      -             -                -             -              -
Death benefits                                               -             -                -             -              -
                                                           ---           ---              ---           ---            ---
Units outstanding at end of year                         6,256         4,138            8,011         8,382          3,334
                                                         =====         =====            =====         =====          =====

Operations                                                 ILA              IPA
Investment income (loss) - net                            $ 67             $ 42
Net realized gain (loss) on investments                   (339)             (71)
Net change in unrealized appreciation or
depreciation of investments                            (12,986)           5,559
                                                       -------            -----
Net increase (decrease) in net assets
resulting from operations                              (13,258)           5,530
                                                       =======            =====

Contract transactions
Contract purchase payments                              61,792           62,912
Net transfers**                                           (435)            (681)
Contract terminations:
Surrender benefits and contract charges                 (2,704)          (2,606)
Death benefits                                               -                -
                                                           ---              ---
Increase (decrease) from contract transactions          58,653           59,625
                                                        ------           ------
Net assets at beginning of year                              -                -
                                                           ---              ---
Net assets at end of year                              $45,395         $ 65,155
                                                       =======         ========

Accumualtion unit activity
Units outstanding at beginning of year                       -                -
Contract purchase payments                              74,439           83,976
Net transfers**                                           (667)            (841)
Contract terminations:
Surrender benefits and contract charges                 (3,095)          (3,372)
Death benefits                                               -                -
                                                           ---              ---
Units outstanding at end of year                        70,677           79,763
                                                        ======           ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American Centurion Life's fixed account. See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets (continued)                                                Year ended Dec. 31, 1998

                                                                            Segregated Asset Subaccounts

Operations                                                      IAG              ICR             IGD*              IIE
Investment income (loss) - net                               $ 13,832         $ 59,844           $ -              $ 117
Net realized gain (loss) on investments                          (662)          (1,218)            -                 88
Net change in unrealized appreciation or
depreciation of investments                                   (21,227)          23,486           134             (1,959)
                                                              -------           ------           ---             ------
Net increase (decrease) in net assets
resulting from operations                                      (8,057)          82,112           134             (1,754)
                                                               ======           ======           ===             ======

Contract transactions
Contract purchase payments                                    265,523          865,655         4,156             66,479
Net transfers**                                                  (422)          (1,311)            -                  -
Contract terminations:
Surrender benefits and contract charges                        (5,608)         (13,018)            -             (2,682)
Death benefits                                                   (547)          (1,332)            -                  -
                                                                 ----           ------          ----               ----
Increase (decrease) from contract transactions                258,946          849,994         4,156             63,797
                                                              -------          -------         -----             ------
Net assets at beginning of year                                     -                -             -                  -
                                                              -------          -------         -----             ------
Net assets at end of year                                   $ 250,889        $ 932,106       $ 4,290           $ 62,043
                                                            =========        =========       =======           ========

Accumualtion unit activity
Units outstanding at beginning of year                              -                -             -                  -
Contracts purchase payments                                   275,694          767,627         3,727             58,109
Net transfers**                                                  (521)          (1,222)            -                  -
Contract terminations:
Surrender benefits and contract charges                        (5,690)         (11,946)            -             (2,262)
Death benefits                                                   (647)          (1,186)            -                  -
                                                                 ----           ------         -----              -----
Units outstanding at end of year                              268,836          753,273         3,727             55,847
                                                              =======          =======         =====             ======


Operations                                                      IMG              IMS           ISI
Investment income (loss) - net                              $ 159,505            $ 238      $ 17,937
Net realized gain (loss) on investments                        (2,914)               -          (569)
Net change in unrealized appreciation or
depreciation of investments                                   (55,451)               -       (26,306)
                                                              -------            -----       -------
Net increase (decrease) in net assets
resulting from operations                                     101,140              238        (8,938)
                                                              =======              ===        ======

Contract transactions
Contract purchase payments                                  1,690,804           22,711       576,127
Net transfers**                                                (2,260)          (9,783)       (1,741)
Contract terminations:
Surrender benefits and contract charges                       (17,219)               -       (13,553)
Death benefits                                                 (2,213)               -        (1,949)
                                                               ------           ------        ------
Increase (decrease) from contract transactions              1,669,112           12,928       558,884
                                                            ---------           ------       -------
Net assets at beginning of year                                     -                -             -
                                                            ---------           ------       -------
Net assets at end of year                                  $1,770,252         $ 13,166      $549,946
                                                           ==========         ========      ========

Accumualtion unit activity
Units outstanding at beginning of year                              -                -             -
Contracts purchase payments                                 1,671,564           22,831       584,020
Net transfers**                                                (2,378)          (9,805)       (1,886)
Contract terminations:
Surrender benefits and contract charges                       (17,394)               -       (13,858)
Death benefits                                                 (2,181)               -        (2,002)
                                                               ------           ------        ------
Units outstanding at end of year                            1,649,611           13,026       566,274
                                                            =========           ======       =======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets (continued)                                               Year ended Dec. 31, 1998

                                                                           Segregated Asset Subaccounts

Operations                                                   ISB*              IWG*           IEQ*                 IMD
Investment income (loss) - net                              $ 405                $ 3           $ (1)          $ (8,116)
Net realized gain (loss) on investments                         -                  -              -             (4,073)
Net change in unrealized appreciation or
depreciation of investments                                 1,150                391             75                493
                                                            -----                ---             --                ---
Net increase (decrease) in net assets
resulting from operations                                   1,555                394             74            (11,696)
                                                            =====                ===             ==            =======

Contract transactions
Contract purchase payments                                 40,989             11,788          3,282          1,442,406
Net transfers**                                                 -                  -              -             (2,193)
Contract terminations:
Surrender benefits and contract charges                         -                  -              -            (37,628)
Death benefits                                                  -                  -              -             (2,126)
                                                             ----               ----           ----             ------
Increase (decrease) from contract transactions             40,989             11,788          3,282          1,400,459
                                                           ------             ------          -----          ---------
Net assets at beginning of year                                 -                  -              -                  -
                                                           ------             ------          -----          ---------
Net assets at end of year                                $ 42,544           $ 12,182        $ 3,356        $ 1,388,763
                                                         ========           ========        =======        ===========

Accumualtion unit activity
Units outstanding at beginning of year                          -                  -              -                  -
Contracts purchase payments                                36,869             10,848          3,262          1,314,197
Net transfers**                                                 -                  -              -             (2,086)
Contract terminations:
Surrender benefits and contract charges                         -                  -              -            (36,162)
Death benefits                                                  -                  -              -             (1,996)
                                                            -----              -----           ----             ------
Units outstanding at end of year                           36,869             10,848          3,262          1,273,953
                                                           ======             ======          =====          =========


Operations                                                    ISC*              IUS             IGR*              IHI*
Investment income (loss) - net                               $ (7)          $ 36,001           $ (8)              $ (2)
Net realized gain (loss) on investments                         -                668              -                  -
Net change in unrealized appreciation or
depreciation of investments                                   140              5,077            573                 14
                                                              ---              -----            ---                 --
Net increase (decrease) in net assets
resulting from operations                                     133             41,746            565                 12
                                                              ===             ======            ===                 ==

Contract transactions
Contract purchase payments                                  8,292          1,116,209         12,581              6,055
Net transfers**                                                 -             (4,329)             -                  -
Contract terminations:
Surrender benefits and contract charges                         -            (24,313)             -                  -
Death benefits                                                  -             (4,660)             -                  -
                                                             ----             ------          -----               ----
Increase (decrease) from contract transactions              8,292          1,082,907         12,581              6,055
                                                            -----          ---------         ------              -----
Net assets at beginning of year                                 -                  -              -                  -
                                                            -----          ---------         ------              -----
Net assets at end of year                                 $ 8,425         $1,124,653       $ 13,146            $ 6,067
                                                          =======         ==========       ========            =======

Accumualtion unit activity
Units outstanding at beginning of year                          -                  -              -                  -
Contracts purchase payments                                 8,243          1,072,494         11,547              5,811
Net transfers**                                                 -             (3,866)             -                  -
Contract terminations:
Surrender benefits and contract charges                         -            (22,701)             -                  -
Death benefits                                                  -             (4,300)             -                  -
                                                              ---             ------          -----               ----
Units outstanding at end of year                            8,243          1,041,627         11,547              5,811
                                                            =====          =========         ======              =====

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets (continued)                                                      Year ended Dec. 31, 1998

                                                                           Segregated Asset Subaccounts

Operations                                          IDI              IPD*              IGI             IPG*             IHY
Investment income (loss) - net                    $ (634)            $ (3)          $ 6,368          $ (12)          $ (1,754)
Net realized gain (loss) on investments           (2,033)               -            (3,971)             -             (7,209)
Net change in unrealized appreciation or
depreciation of investments                      (22,923)              30            93,641            300            (96,159)
                                                 -------               --            ------            ---            -------
Net increase (decrease) in net assets
resulting from operations                        (25,590)              27            96,038            288           (105,122)
                                                 =======               ==            ======            ===           ========

Contract transactions
Contract purchase payments                       695,879           14,280         1,809,462         18,034          1,209,995
Net transfers**                                   (1,610)               -            (1,614)             -             (2,191)
Contract terminations:
Surrender benefits and contract charges          (14,129)               -           (37,192)             -            (14,168)
Death benefits                                    (1,900)               -            (1,353)             -             (1,804)
                                                  ------            -----            ------          -----             ------
Increase (decrease) from contract transactions   678,240           14,280         1,769,303         18,034          1,191,832
                                                 -------           ------         ---------         ------          ---------
Net assets at beginning of year                        -                -                 -              -                  -
                                                 -------           ------         ---------         ------          ---------
Net assets at end of year                      $ 652,650         $ 14,307        $1,865,341        $18,322        $ 1,086,710
                                               =========         ========        ==========        =======        ===========

Accumualtion unit activity
Units outstanding at beginning of year                 -                -                 -              -                  -
Contracts purchase payments                      679,470           13,968         1,574,334         17,282          1,168,801
Net transfers**                                   (1,749)               -            (1,454)             -             (2,453)
Contract terminations:
Surrender benefits and contract charges          (14,013)               -           (33,771)             -            (14,256)
Death benefits                                    (1,921)               -            (1,156)             -             (1,896)
                                                  ------             ----            ------          -----             ------
Units outstanding at end of year                 661,787           13,968         1,537,953         17,282          1,150,196
                                                 =======           ======         =========         ======          =========

                                                                                                   Combined
                                                                                                   Variable
Operations                                          IPH*            INO               IPV*          Account
Investment income (loss) - net                     $ (4)        $ (2,825)            $ (11)       $ 281,257
Net realized gain (loss) on investments               -             (731)                -          (23,034)
Net change in unrealized appreciation or
depreciation of investments                          31           52,511             1,057          (51,397)
                                                     --           ------             -----          -------
Net increase (decrease) in net assets
resulting from operations                            27           48,955             1,046          206,826
                                                     ==           ======             =====          =======

Contract transactions
Contract purchase payments                       14,886          497,803            15,215       10,565,385
Net transfers**                                       -              594                 -          (27,976)
Contract terminations:
Surrender benefits and contract charges               -          (15,309)                -         (200,129)
Death benefits                                        -             (637)                -          (18,521)
                                                    ---             ----               ---          -------
Increase (decrease) from contract transactions   14,886          482,451            15,215       10,318,759
                                                 ------          -------            ------       ----------
Net assets at beginning of year                       -                -                 -                -
                                                 ------          -------            ------       ----------
Net assets at end of year                       $14,913        $ 531,406          $ 16,261      $10,525,585
                                                =======        =========          ========      ===========

Accumualtion unit activity
Units outstanding at beginning of year                -                -                 -
Contracts purchase payments                      14,370          423,873            13,942
Net transfers**                                       -              421                 -
Contract terminations:
Surrender benefits and contract charges               -          (13,018)                -
Death benefits                                        -             (561)                -
                                                  -----             ----             -----
Units outstanding at end of year                 14,370          410,715            13,942
                                                 ======          =======            ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Notes to Financial Statements

1. Organization

American  Centurion Variable Annuity Account (the Account) was established under
New York law on Oct.12, 1995 and the subaccounts are registered together as a single unit investment trust of American Centurion Life Insurance Company
(American  Centurion Life) under the Investment  Company Act of 1940, as amended
(the 1940 Act).

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount     Invests exclusively in shares of                         Investment Manager
IGN            AIM V.I. Growth and Income Fund                          A I M Advisors, Inc.
IIN            AIM V.I. International Equity Fund                       A I M Advisors, Inc.
IVA            AIM V.I. Value Fund                                      A I M Advisors, Inc.
IIG            American Century VP Income and Growth                    American Century Investment Management, Inc.
IVL            American Century VP Value                                American Century Investment Management, Inc.
ILA            GT Global Variable Latin America Fund                    A I M Advisors, Inc.
IPA            GT Global Variable New Pacific Fund                      A I M Advisors, Inc.
IAG            IDS Life Aggressive Growth Fund                          IDS Life Insurance Company 1
ICR            IDS Life Capital Resource Fund                           IDS Life Insurance Company 1
IGD            IDS Life Growth Dimensions Fund                          IDS Life Insurance Company 1
IIE            IDS Life International Equity Fund                       IDS Life Insurance Company 2
IMG            IDS Life Managed Fund                                    IDS Life Insurance Company 1
IMS            IDS Life Moneyshare Fund                                 IDS Life Insurance Company 1
ISI            IDS Life Special Income Fund                             IDS Life Insurance Company 1
ISB            Janus Aspen Series Balanced Portfolio                    Janus Capital Corporation
IWG            Janus Aspen Series Worldwide Growth Portfolio            Janus Capital Corporation
IEQ            OCC Accumulation Trust Equity Portfolio                  OpCap Advisors
IMD            OCC Accumulation Trust Managed Portfolio                 OpCap Advisors
ISC            OCC Accumulation Trust Small Cap Portfolio               OpCap Advisors
IUS            OCC Accumulation Trust U.S. Government Income Portfolio  OpCap Advisors
IGR            Oppenheimer Capital Appreciation Fund/VA                 Oppenheimer Funds, Inc.
IHI            Oppenheimer High Income Fund/VA                          Oppenheimer Funds, Inc.
IDI            Putnam VT Diversified Income Fund - Class IA Shares      Putnam Investment Management, Inc.
IPD            Putnam VT Diversified Income Fund - Class IB Shares      Putnam Investment Management, Inc.
IGI            Putnam VT Growth and Income Fund - Class IA Shares       Putnam Investment Management, Inc.
IPG            Putnam VT Growth and Income Fund - Class IB Shares       Putnam Investment Management, Inc.
IHY            Putnam VT High Yield Fund - Class IA Shares              Putnam Investment Management, Inc.
IPH            Putnam VT High Yield Fund - Class IB Shares              Putnam Investment Management, Inc.
INO            Putnam VT New Opportunities Fund - Class IA Shares       Putnam Investment Management, Inc.
IPV            Putnam VT Voyager Fund - Class IB Shares                 Putnam Investment Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment  advisor  and  American  Express  Asset  Management
  International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. Administrative Charge

American Centurion Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. Contract Administrative Charge

American Centurion Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Centurion Life does not expect to profit from this charge. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. Withdrawal Charge

American Centurion Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $3,628 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount           Investment                                                     Shares            NAV
IGN                  AIM V.I. Growth and Income Fund                                   303         $23.75
IIN                  AIM V.I. International Equity Fund                                219          19.62
IVA                  AIM V.I. Value Fund                                               354          26.25
IIG                  American Century VP Income and Growth                           1,360           6.78
IVL                  American Century VP Value                                         493           6.73
ILA                  G.T. Global Variable Latin America Fund                         4,729           9.61
IPA                  G.T. Global Variable New Pacific Fund                           7,481           8.72
IAG                  IDS Life Aggressive Growth Fund                                16,362          15.33
ICR                  IDS Life Capital Resource Fund                                 28,545          32.65
IGD                  IDS Life Growth Dimensions Fund                                   245          17.52
IIE                  IDS Life International Equity Fund                              3,983          15.58
IMG                  IDS Life Managed Fund                                          95,586          18.52
IMS                  IDS Life Moneyshare Fund                                       13,167           1.00
ISI                  IDS Life Special Income Fund                                   49,515          11.11
ISB                  Janus Aspen Series Balanced Portfolio                           1,892          22.50
IWG                  Janus Aspen Series Worldwide Growth Portfolio                     419          29.09
IEQ                  OCC Accumulation Trust Equity Portfolio                            87          38.70
IMD                  OCC Accumulation Trust Managed Portfolio                       31,788          43.74
ISC                  OCC Accumulation Trust Small Cap Portfolio                        365          23.10
IUS                  OCC Accumulation Trust U.S. Government Income Portfolio       105,444          10.66
IGR                  Oppenheimer Capital Appreciation Fund/VA                          359          36.67
IHI                  Oppenheimer High Income Fund/VA                                   551          11.02
IDI                  Putnam VT Diversified Income Fund - Class IA Shares            62,290          10.49
IPD                  Putnam VT Diversified Income Fund - Class IB Shares             1,367          10.47
IGI                  Putnam VT Growth and Income Fund - Class IA Shares             64,913          28.77
IPG                  Putnam VT Growth and Income Fund - Class IB Shares                638          28.75
IHY                  Putnam VT High Yield Fund - Class IA Shares                    92,992          11.70
IPH                  Putnam VT High Yield Fund - Class IB Shares                     1,275          11.70
INO                  Putnam VT New Opportunities Fund - Class IA Shares             20,416          26.06
IPV                  Putnam VT Voyager Fund - Class IB Shares                          355          45.81


8. Investment Transactions

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

Subaccount           Investment                                          Year ended Dec. 31, 1998

IGN3                  AIM V.I. Growth and Income Fund                                  $    7,115
IIN3                  AIM V.I. International Equity Fund                                    4,220
IVA3                  AIM V.I. Value Fund                                                   8,899
IIG3                  American Century VP Income and Growth                                 8,888
IVL3                  American Century VP Value                                             3,242
ILA2                  GT Global Variable Latin America Fund                                62,128
IPA2                  GT Global Variable New Pacific Fund                                  63,321
IAG1                  IDS Life Aggressive Growth Fund                                     280,630
ICR1                  IDS Life Capital Resource Fund                                      970,850
IGD3                  IDS Life Growth Dimensions Fund                                       4,156
IIE1                  IDS Life International Equity Fund                                   67,355
IMG1                  IDS Life Managed Fund                                             1,931,514
IMS1                  IDS Life Moneyshare Fund                                             42,488
ISI1                  IDS Life Special Income Fund                                        595,032
ISB3                  Janus Aspen Series Balanced Portfolio                                41,411
IWG3                  Janus Aspen Series Worldwide Growth Portfolio                        11,798
IEQ3                  OCC Accumulation Trust Equity Portfolio                               3,282
IMD2                  OCC Accumulation Trust Managed Portfolio                          1,479,737
ISC3                  OCC Accumulation Trust Small Cap Portfolio                            8,292
IUS1                  OCC Accumulation Trust U.S. Government Income Portfolio           1,157,565
IGR3                  Oppenheimer Capital Appreciation Fund/VA                             12,581
IHI3                  Oppenheimer High Income Fund/VA                                       6,055
IDI2                  Putnam VT Diversified Income Fund - Class IA Shares                 719,282
IPD3                  Putnam VT Diversified Income Fund - Class IB Shares                  14,280
IGI2                  Putnam VT Growth and Income Fund - Class IA Shares                1,877,566
IPG3                  Putnam VT Growth and Income Fund - Class IB Shares                   18,034
IHY2                  Putnam VT High Yield Fund - Class IA Shares                       1,292,921
IPH3                  Putnam VT High Yield Fund - Class IB Shares                          14,886
INO2                  Putnam VT New Opportunities Fund - Class IA Shares                  498,101
IPV3                  Putnam VT Voyager Fund - Class IB Shares                             15,215
                      Combined Variable Account                                       $11,220,844


1 Operations commenced on Oct. 24, 1997.  These subaccounts had no activity in 1997.
2 Operations commenced on Oct. 27, 1997.  These subaccounts had no activity in 1997.
3 Operations commenced on Nov. 4, 1998.

9. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the Account. American Centurion Life and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Centurion
Life's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.


Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company


We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




February 4, 1999
Minneapolis, Minnesota



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                              BALANCE SHEETS
                                               December 31,
                                   ($ thousands, except share amounts)

ASSETS                                                                                   1998             1997
------                                                                             ----  -------    ----  ----
Investments:
  Fixed maturities:
     Held to maturity, at amortized cost (fair value:
       1998, $14,307; 1997, $18,153)                                                   $  13,894        $  17,698
     Available for sale, at fair value (amortized cost:
       1998, $269,483; 1997, $210,940)                                                   273,873          216,161
                                                                                       ---------        ---------
Total Investments                                                                        287,767          233,859

Cash and cash equivalents                                                                 13,992            3,756
Amounts recoverable from reinsurers                                                        2,515            2,728
Accrued investment income                                                                  4,364            3,120
Deferred policy acquisition costs                                                         12,864            9,280
Other assets                                                                                  69            1,591
Assets held in separate accounts                                                          12,614            1,280
                                                                                      ----------      -----------

          Total assets                                                                  $334,185         $255,614
                                                                                        ========         ========


LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits:
    Fixed annuities                                                                     $268,348         $206,531
    Traditional life insurance                                                             1,724            1,884
    Disability income insurance                                                              225              225
  Policy claims and other policyholders' funds                                             2,048            2,305
  Amounts due to broker                                                                       --            4,941
  Deferred income taxes                                                                    1,758            2,391
  Other liabilities                                                                          463              741
  Liabilities related to separate accounts                                                12,614            1,280
                                                                                      ----------      -----------
          Total liabilities                                                              287,180          220,298
                                                                                       ---------        ---------

Stockholder's equity:
  Capital stock, $10 par value per share;
     100,000 shares authorized, issued and outstanding                                     1,000            1,000
  Additional paid-in capital                                                              26,600           16,600
  Accumulated other comprehensive income:

      Net unrealized securities gains                                                      2,512            3,139
  Retained earnings                                                                       16,893           14,577
                                                                                      ----------       ----------

          Total stockholder's equity                                                      47,005           35,316
                                                                                      ----------       ----------

Total liabilities and stockholder's equity                                              $334,185         $255,614
                                                                                        ========         ========



                                         See accompanying notes.



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                           STATEMENTS OF INCOME

                                         Years ended December 31,
                                              ($ thousands)


                                                                       1998             1997              1996
                                                                 -     -----       -    -----       -     ----

Revenues:
   Net investment income                                              $ 18,990          $ 13,331          $ 8,851
   Contractholder charges                                                  568               318              306
   Mortality and expense risk fees                                          87                 8               --
   Net realized gain (loss) on investments                                  39                25              (57)
                                                                   -----------       -----------          -------

          Total revenues                                                19,684            13,682            9,100
                                                                      --------          --------           ------

Benefits and expenses:
   Death and other benefits on investment contracts                         72                 2               --
   Interest credited on investment contracts                            12,838             8,887            5,849
   Amortization of deferred policy acquisition costs                       624               114               21
   Other operating expenses                                              2,260             1,324            1,387
                                                                      --------          --------          -------

          Total expenses                                                15,794            10,327            7,257
                                                                       -------           -------          -------


Income before income taxes                                               3,890             3,355            1,843

Income taxes                                                             1,574             1,389              678
                                                                      --------          --------         --------

Net income                                                             $ 2,316           $ 1,966          $ 1,165
                                                                       =======           =======          =======


                                         See accompanying notes.



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                    STATEMENTS OF STOCKHOLDER'S EQUITY
                                   Three years ended December 31, 1998
                                              ($ thousands)


                                                                                             Accumulated Other
                                                                                               Comprehensive
                                                        Total                   Additional
                                                    Stockholder's    Capital      Paid-In         Income,         Retained
                                                       Equity         Stock       Capital        Net of Tax       Earnings


Balance, December 31, 1995                              $ 21,250     $ 1,000       $ 6,600          $ 2,204        $ 11,446
Comprehensive income (loss):

     Net income                                            1,165          --            --               --           1,165
     Unrealized holding losses arising

         during the year, net of effect on
       deferred policy acquisition costs of
       $132 and taxes of $734                             (1,364)         --            --           (1,364)             --
      Reclassification adjustment for losses

           included in net income, net of tax                 23

           of $(12)                                                       --            --               23              --

                                                                                             -------------------
                                                   ----------------
     Other comprehensive loss                             (1,341)         --            --           (1,341)             --
                                                   ----------------

     Comprehensive loss                                     (176)


Capital contribution from parent                          10,000          --        10,000               --              --
                                                   --------------------------------------------------------------------------

Balance, December 31, 1996                                31,074       1,000        16,600              863          12,611
Comprehensive income:
     Net income                                            1,966          --            --               --           1,966
     Unrealized holding gains arising

         during the year, net of effect on
       deferred policy acquisition costs of
       $(259) and taxes of $(1,231)                        2,286          --            --            2,286              --
     Reclassification adjustment for gains

         included in net income, net of tax                  (10)
         of $5                                                            --            --              (10)             --
                                                                                             -------------------
                                                   ----------------

     Other comprehensive income                            2,276          --            --            2,276              --

                                                   ----------------
     Comprehensive income                                  4,242
                                                   --------------------------------------------------------------------------

Balance, December 31, 1997                                35,316       1,000        16,600            3,139          14,577






                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                              STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
                                   Three years ended December 31, 1998
                                              ($ thousands)




                                                                                                Accumulated
                                                                                                   Other
                                                         Total                  Additional     Comprehensive
                                                   Stockholder's     Capital      Paid-In         Income,          Retained
                                                         Equity        Stock      Capital        Net of Tax        Earnings

Balance, December 31, 1997                              $ 35,316     $ 1,000     $  16,600          $ 3,139        $ 14,577
Comprehensive income:

     Net income                                            2,316          --            --               --           2,316
      Unrealized holding losses arising

      during the year, net of effect on
      deferred policy acquisition costs of
      $135, and taxes of $327                               (608)         --            --             (646)             --
      Reclassification adjustment for gains
      included in net income, net of tax                     (19)

          of $10                                                          --            --               19              --
                                                                                             -------------------
                                                   ----------------
     Other comprehensive loss                               (627)         --            --             (627)             --
                                                   ----------------
     Comprehensive income                                  1,689

Capital contribution from parent                          10,000          --        10,000               --              --

                                                   --------------------------------------------------------------------------

Balance, December 31, 1998                              $ 47,005     $ 1,000      $ 26,600          $ 2,512        $ 16,893
                                                   ==========================================================================

                                         See accompanying notes.



                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,

                                              ($ thousands)

                                                                        1998              1997             1996
                                                                      --------          --------         ------

Cash flows from operating activities:
  Net income                                                          $  2,316          $  1,966         $  1,165
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Change in amounts recoverable from reinsurers                        213                --              674
      Change in accrued investment income                               (1,244)           (1,016)            (604)
      Change in deferred policy acquisition costs, net                  (3,718)           (5,175)          (3,177)
      Change in other assets                                             1,522            (1,536)              75
      Change in liabilities for future policy benefits for
          traditional life and disability income insurance                (160)                1           (1,696)
      Change in policy claims and other
          policyholders' funds                                            (257)            1,614              428
      Deferred income tax (benefit) provision                             (295)              574            1,457
      Change in other liabilities                                         (278)              707           (1,087)
      (Accretion of discount)

         amortization of premium, net                                      (46)                7               56
      Net realized (gain) loss on investments                              (39)              (25)              57
      Other, net                                                            (1)                7               --
                                                                    -----------      -----------      -----------
          Net cash used in operating activities                         (1,987)           (2,876)          (2,652)
                                                                      --------          --------         --------


Cash flows from investing activities: Fixed maturities held to maturity:
        Maturities                                                       3,770             1,847            2,603
        Sales                                                               --                --              477
    Fixed maturities available for sale:

        Purchases                                                      (87,699)          (86,006)         (59,425)
        Maturities                                                      22,581             8,438            7,261
        Sales                                                            6,695             1,303            1,572

    Change in due to brokers                                            (4,941)               24            4,916
                                                                    ----------       -----------        ---------


          Net cash used in investing activities                        (59,594)          (74,394)         (42,596)
                                                                      --------          --------         --------


Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                             78,367            82,656           55,594
    Surrenders and other benefits                                      (29,388)          (24,373)         (14,870)
    Interest credited to account balances                               12,838             8,887            5,849
  Capital contribution from parent                                      10,000                --           10,000
                                                                     ---------      ------------         --------

          Net cash provided by financing activities                     71,817            67,170           56,573
                                                                     ---------            ------         --------

Net increase (decrease) in cash and cash equivalents                    10,236           (10,100)          11,325

Cash and cash equivalents at beginning of year                           3,756            13,856            2,531
                                                                    ----------          --------      -----------

Cash and cash equivalents at end of year                              $ 13,992          $  3,756         $ 13,856
                                                                     =========         =========        =========

                                         See accompanying notes.


                                AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                      NOTES TO FINANCIAL STATEMENTS
                                              ($ thousands)


1.   Summary of significant accounting policies

     Nature of business

     American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                          1998            1997            1996
                                        --------        --------        --------
    Cash paid during the year for:
      Income taxes                         $42           $2,404           $257
      Interest on borrowings               332                7             --

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, including direct response advertising costs, have been deferred on annuity contracts. The deferred acquisition costs for single premium deferred annuities and certain installment annuities are amortized primarily using the interest method. The costs for other installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies.

     Liabilities for future policy benefits

     Liabilities for single premium deferred annuities and installment annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates of 5.75% to 6.25%, depending on the year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in Other liabilities at December 31, 1998 and 1997 are $178 payable to and $1,532 receivable from, IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractural maximums.

     Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of effect on deferred policy acquisition costs, taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. A result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:


                                                                      Gross            Gross
                                                   Amortized       Unrealized        Unrealized          Fair
    Held to maturity                                  Cost            Gains            Losses            Value
    ----------------                             ---- --------   --   -------     --   -------      ---  -----

    Corporate bonds and obligations                 $  12,483        $    352      $        --         $  12,835
    Mortgage-backed securities                          1,411              61               --             1,472
                                                  ------------     ----------     ------------        ----------
                                                    $  13,894        $    413      $        --         $  14,307
                                                    =========        ========      ===========         =========

    Available for sale
    U.S. Government agency obligations              $    1,075       $     70       $       --         $   1,145
    State and municipal obligations                     1,000              48               --             1,048
    Corporate bonds and obligations                   181,622           6,050            3,782           183,890
    Mortgage-backed securities                         85,786           2,036               32            87,790
                                                   ----------        --------       ----------        ----------
                                                     $269,483         $ 8,204          $ 3,814          $273,873
                                                     ========         =======          =======          ========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:


                                                                      Gross             Gross
                                                   Amortized        Unrealized        Unrealized          Fair
    Held to maturity                                  Cost            Gains             Losses           Value
    ----------------                             ---- --------   --   -------      -    -------      --- -----

    Corporate bonds and obligations                 $  16,176        $    368         $      26         $  16,518
    Mortgage-backed securities                          1,522             113                --             1,635
                                                   ----------        --------         ---------        ----------
                                                    $  17,698        $    481         $      26         $  18,153
                                                    =========        ========         =========         =========

    Available for sale
    U.S. Government agency obligations             $    2,085        $     15         $      1          $  2,099
    State and municipal obligations                     1,000              31                --             1,031
    Corporate bonds and obligations                   118,450           4,141               356           122,235
    Mortgage-backed securities                         89,405           1,544               153            90,796
                                                   ----------        --------         ---------        ----------
                                                     $210,940         $ 5,731          $    510          $216,161
                                                     ========         =======          =========         ========


     The amortized  cost and fair value of  investments  in fixed  maturities at
     December  31,  1998  by  contractual   maturity  are  shown  below.  Actual
     maturities will differ from contractual  maturities  because  borrowers may have the  right  to call or  prepay  obligations  with or  without  call or prepayment penalties.


                                              Amortized            Fair
    Held to maturity                             Cost              Value

    Due in one year or less                  $     2,249       $     2,258
    Due from one to five years                     8,433             8,748
    Due from five to ten years                       357               361
    Due in more than ten years                     1,444             1,468
    Mortgage-backed securities                     1,411             1,472
                                            ------------      ------------
                                              $   13,894        $   14,307
                                              ==========        ==========

                                              Amortized            Fair
    Available for sale                           Cost             Value

    Due in one year or less                  $     6,661       $     6,752
    Due from one to five years                    18,872            19,735
    Due from five to ten years                    97,693           100,962
    Due in more than ten years                    60,471            58,634
    Mortgage-backed securities                    85,786            87,790
                                              ----------       -----------
                                               $ 269,483         $ 273,873
                                               =========         =========

     There were no sales of fixed maturities classified as held to maturity in 1998 and 1997. During the year ended December 31, 1996, fixed maturities classified as held to maturity were sold with amortized cost of $500. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $1,303 and gross realized gains and losses of $14 and $nil, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $1,572 and gross realized gains and losses of $36 and $71, respectively.

     At December 31, 1998, bonds carried at $1,075 were on deposit with various states as required by law.

     Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $53 million of securities which are rated by American Express Financial Corporation's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                            1998              1997
    ----------------------             -   ---------     -   ------
    Aaa/AAA                                 $ 88,286          $ 92,682
    Aa/AA                                      4,942             3,890
    Aa/A                                       2,509             1,952
    A/A                                       26,700            28,258
    A/BBB                                     13,439             7,802
    Baa/BBB                                  104,236            61,661
    Baa/BB                                     5,651             4,011
    Below investment grade                    37,614            28,382
                                           ---------         ---------
                                            $283,377          $228,638
                                            ========          ========

     At December 31, 1998, approximately 83 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

     Net investment income for the years ended December 31 is summarized as follows:

                                      1998             1997              1996
                                   --------         --------           ------
Interest on fixed maturities        $  19,338        $  13,818          $  9,170
Interest on cash equivalents              131              276               308
Other                                     132                1                16
                                  ------------    -------------       ----------
                                       19,601           14,095             9,494
Less investment expenses                  611              764               643
                                  -----------      -----------        ----------
                                    $  18,990        $  13,331         $   8,851
                                    =========        =========         =========

     Net realized gain (loss) on investments was $39, $25 and $(57) for the years ended December 31, 1998, 1997 and 1996, respectively, and was entirely due to sales of fixed maturities.

     Changes in net unrealized (depreciation) appreciation of investments for the years ended December 31 are summarized as follows:

                                                1998        1997         1996
                                              -------     -------      ------
    Fixed maturities available for sale         $(831)      $ 3,761    $ (1,931)

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                    1998              1997             1996
                                  ------      --    ------         ------
    Federal income taxes:
      Current                      $ 1,544          $  486            $ (819)
      Deferred                        (295)            574             1,457
                                  ---------         ------             -----
                                     1,249           1,060               638

    State income taxes-current         325             329                40
                                 ---------          ------           -------
    Income tax expense             $ 1,574          $1,389            $  678
                                   =======          ======            ======

     Increases to the federal income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:


                                                       1998                     1997                  1996
                                                   ------------             ------------    --------------------
                                          Provision       Rate      Provision      Rate     Provision      Rate
     Federal income taxes based
       on the statutory rate               $1,361         35.0%      $1,174        35.0%        $ 645       35.0%
     Increases are attributable to:
        State tax, net                        211          5.4          214         6.4            26        1.4
       Other, net                               2          0.1            1           0             7         .4
                                           ------         -----     --------        ------   --------       ----
     Federal income taxes                  $1,574         40.5%      $1,389        41.4%        $ 678       36.8%
                                           ------           ----       ------          ----     -----       ----


     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                       1998              1997
                                                     -----             -----
    Policy reserves                                  $ 3,049           $ 1,616
                                                     -------           -------
    Deferred income tax liabilities:
      Deferred policy acquisition costs                3,234             2,144
      Investments                                      1,518             1,703
      Other                                               55               160
                                                 -----------          --------
         Total deferred income tax liabilities         4,807             4,007
                                                   ---------           -------
         Net deferred income tax liabilities         $ 1,758            $2,391
                                                     =======            ======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $7,512 and $6,278 as of December 31, 1998 and 1997, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.   Related party transactions

     The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $3, $nil and $nil in 1998, 1997 and 1996, respectively.

     The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $19, $23 and $19, respectively.

     The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1998, 1997 and 1996 were $nil.

     Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,910, $2,536 and $3,142 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is AEFC's cost of funds, ranging from 20 to 45 basis points over an established index. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

     The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 1998 and 1997, traditional life insurance in-force aggregated $191,972 and $216,961, respectively, of which $191,737 and $216,726 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,354, $1,346 and $1,351 for the years ended December 31, 1998, 1997 and 1996. Reinsurance recovered from reinsurers amounted to $601, $718 and $2,027 for the years ended December 31, 1998, 1997 and 1996. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.


                                                                                     December 31,
                                                                         1998                    1997

                                                       Carrying           Fair           Carrying           Fair
    Financial Assets                                    Amount            Value            Amount           Value
    ----------------                                --  --------         ------       -    ------          ------
    Investments in fixed maturities (Note 2)
      Held to maturity                                 $  13,894      $     14,307       $  17,698        $  18,153
      Available for sale                                 273,873           273,873         216,161          216,161
    Cash and cash equivalents (Note 1)                    13,992            13,992           3,756            3,756
    Separate account assets                               12,614            12,614           1,280            1,280

    Financial Liabilities
    Future policy benefits for fixed
      Annuities                                         $268,285        $  258,578        $206,516         $200,209
    Separate account liabilities                          12,614            11,851           1,280            1,233


     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $63 and $15, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

9.   Statutory insurance accounting practices

     Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:


                                                                       1998              1997             1996
                                                                 --    ----       --     ----       --    ----

    Net income, per accompanying financial statements                 $ 2,316          $ 1,966           $ 1,165
    Deferred policy acquisition costs                                  (3,719)          (5,175)           (3,177)
    Adjustments of future policy benefit liabilities                    3,540            2,222               (57)
    Deferred federal income taxes                                        (295)             574             1,457
    IMR gain/loss transfer and amortization                              (148)             (16)               47
    Deferred surrender charge                                             665               --                --
    Prior period adjustment                                                --               --              (313)
    Other, net                                                           (252)             255                16
                                                                     ---------        --------         ---------
    Net income (loss), on basis of statutory
      accounting practices                                            $ 2,107          $  (174)          $  (862)
                                                                      =======          =======           =======

    Stockholder's equity, per accompanying
      financial statements                                            $47,005          $35,316
    Deferred policy acquisition costs                                 (12,864)          (9,280)
    Adjustments of future policy benefit liabilities                    8,694            5,367
    Adjustments of reinsurance ceded reserves                          (2,515)          (2,728)
    Deferred federal income taxes                                       1,758            2,391
    Asset valuation reserve                                            (2,986)          (2,107)
    Net unrealized gain on investments                                 (4,390)          (5,220)
    Interest maintenance reserve                                         (227)             (79)
    Other, net                                                            637              219
                                                                   ----------       ----------
    Stockholder's equity on basis of statutory
      accounting practices                                            $35,112          $23,879
                                                                      =======          =======


10.  Year 2000 (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

     AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         The audited financial statements of American Centurion Life Assurance
         Company:
         Balance sheets as of Dec. 31, 1998 and 1997; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1998, 1997 and 1996.
         Notes to Financial Statements
         Report of Independent Auditors dated February 4, 1999.

(b)      Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

2.       Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

5. Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

7.    Not applicable.

8.1 Copy of Amendment 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated October 14, 1998, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated April 30, 1997, filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Copy of Amendment No. 1 to Participation Agreement by and among OCC Accumulation Trust, American Centurion Life Assurance Company and OCC Distributors, dated October 14, 1998, filed electronically as Exhibit
         8.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among OCC Accumulation Trust and American Centurion Life Assurance Company and OCC Distributors, dated September 17, 1997, filed electronically as
         Exhibit 8.2 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit
         8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.4 Copy of Amendment No. 1 to Fund Participation Agreement, by and among American Centurion Life Assurance Company, American Century Investment Management, Inc. and American Century Variable Portfolios Inc., dated August 21, 1998, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among American Centurion Life Assurance Company, TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 Copy of Amendment to Participation Agreement dated October 23, 1996 between Janus Aspen Series and American Centurion Life Assurance Company, amendment dated October 8, 1997, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement between Janus Aspen Series and American Centurion Life Assurance Company, dated October 23, 1997, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.6 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.7 Copy of Participation Agreement among Oppenhiemer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement, dated April 14, 1999, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (American Centurion Life
Assurance Company)

Name                                  Principal Business Address               Positions and Offices with
                                                                               Depositor
------------------------------------- ---------------------------------------- -----------------------------------

Timothy V. Bechtold                   IDS Tower 10                             Director and President
                                      Minneapolis, MN  55440

Maureen A. Buckley                    IDS Tower 10                             Director, Vice President, Chief
                                      Minneapolis, MN  55440                      Operating Officer and Consumer
                                                                                  Affairs Officer

Rodney P. Burwell                     IDS Tower 10                             Director
                                      Minneapolis, MN  55440

John R. Cattau                        American Express Tower                   Director
                                      World Financial Center
                                      New York, NY  10285

James E. Choat                        IDS Tower 10                             Executive Vice
                                      Minneapolis, MN  55440                      President-Institutional
                                                                                  Products Group

Robert R. Grew                        IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Lorraine R. Hart                      IDS Tower 10                             Vice President-Investments
                                      Minneapolis, MN  55440

Jay C. Hatlestad                      IDS Tower 10                             Vice President and
                                      Minneapolis, MN  55440                      Controller-Assured Assets

Jeffrey S. Horton                     IDS Tower 10                             Vice President and Treasurer
                                      Minneapolis, MN  55440


Jean B. Keffeler                      IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                             Director and Chairman of the Board
                                      Minneapolis, MN  55440

Eric L. Marhoun                       IDS Tower 10                             General Counsel and Secretary
                                      Minneapolis, MN  55440

Thomas R. McBurney                    IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Edward J. Muhl                        IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Thomas V. Nicolosi                    IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Stephen P. Norman                     IDS Tower 10                             Director
                                      Minneapolis, MN  55440

F. Dale Simmons                       IDS Tower 10                             Vice President-Real Estate Loan
                                      Minneapolis, MN  55440                      Management

Richard M. Starr                      IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Philip C. Wentzel                     IDS Tower 10                             Vice President and
                                      Minneapolis, MN  55440                      Controller-Risk Management

Michael R. Woodward                   IDS Tower 10                             Director
                                      Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.


Jurisdiction of
Name of Subsidiary
Incorporation


I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.
     Connecticut


III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.
     Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.
     Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.
     Massachusetts
     IDS Insurance Agency of Mississippi Ltd.
     Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North
     Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota


     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contract owners

                  As of March 31, 1999, there were 128 contract owners of qualified contracts and there were 302 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address        Position and Offices with            Positions with Offices with
                                           Underwriter                          Registrant
------------------------------------------ ------------------------------------ -----------------------------

Ronald. G. Abrahamson                      Vice President - Service Quality     None
IDS Tower 10                               and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                           Senior Vice President - Human        None
IDS Tower 10                               Resources
Minneapolis, MN  55440

Peter J. Anderson                          Senior Vice President - Investment   Vice President
IDS Tower 10                               Operations
Minneapolis, MN  55440

Ward D. Armstrong                          Vice President-American Express      None
IDS Tower 10                               Retirement Services
Minneapolis, MN  55440

John M. Baker                              Vice President - Plan Sponsor        None
IDS Tower 10                               Services
Minneapolis, MN  55440

Joseph M. Barksy, III                      Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Timothy V. Bechtold                        Vice President - Risk Management     Director and President
IDS Tower 10                               Products
Minneapolis, MN  55440

John D. Begley                             Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                            Group Vice President - Los Angeles   None
Suite 900                                  Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                             Vice President - Nonproprietary      None
IDS Tower 10                               Products
Minneapolis, MN  55440

Walter K. Booker                           Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                          Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001


Charles R. Branch                          Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                         Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                             Corporate Senior Vice President      None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President - American Express    None
IDS Tower 10                               Securities Services
Minneapolis, MN  55440

Mark W. Carter                             Senior Vice President and Chief      None
IDS Tower 10                               Marketing Officer
Minneapolis, MN  55440

James E. Choat                             Senior Vice President -              Executive Vice President -
IDS Tower 10                               Institutional Products Group         Institutional Products Group
Minneapolis, MN  55440

Kenneth J. Ciak                            Vice President and General Manager   None
IDS Property Casualty                      - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                           Vice President - Advisor Staffing,   None
IDS Tower 10                               Training and Support
Minneapolis, MN  55440

Henry J. Cormier                           Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                           Group Vice President -               None
Suite 200                                  Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                             Group Vice President -               None
Suite 312                                  Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                             Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Luz Maria Davis                            Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440


Scott M. DiGiammarino                      Group Vice President -               None
Suite 500                                  Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                           Group Vice President - Eastern       None
Two Datran Center                          Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                         Vice President - Assured Assets      None
IDS Tower 10                               Product Development and Management
Minneapolis, MN  55440

James P. Egge                              Group Vice President - Western       None
4305 South Louise, Suite 202               Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                              Senior Vice President, General       None
IDS Tower 10                               Counsel and Chief Compliance
Minneapolis, MN  55440                     Officer

Robert M. Elconin                          Vice President - Government          None
IDS Tower 10                               Relations
Minneapolis, MN  55440

Phillip W. Evans,                          Group Vice President - Rocky         None
Suite 600                                  Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                            Vice President - Mutual Fund         None
IDS Tower 10                               Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                        Vice President - Institutional       None
IDS Tower 10                               Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                             Vice President and Corporate         None
IDS Tower 10                               Controller
Minneapolis, MN  55440

William P. Fritz                           Group Vice President - Gateway       None
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                               Group Vice President - Twin City     None
8500 Tower Suite 1770                      Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                            Vice President and Marketing         None
IDS Tower 10                               Controller
Minneapolis, MN  55440


Teresa A. Hanratty                         Group Vice President - Northern      None
Suites 6&7                                 New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                           Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                           Vice President - Insurance           Vice President, Investments
IDS Tower 10                               Investments
Minneapolis, MN  55440

Scott A. Hawkinson                         Vice President and Controller -      None
IDS Tower 10                               Private Client Group
Minneapolis, MN  55440

Brian M. Heath                             Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                            Vice President - Incentive           None
IDS Tower 10                               Management
Minneapolis, MN  55440

James G. Hirsh                             Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                               Group Vice President - Rhode         None
310 Southbridge Street                     Island/Central - Western
Auburn, MA  01501                          Massachusetts

David J. Hockenberry                       Group Vice President - Tennessee     None
30 Burton Hills Blvd.                      Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                          Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Chairman, President and Chief        Board member
IDS Tower 10                               Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                          Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

James M. Jensen                            Vice President - Insurance Product   None
IDS Tower 10                               Development and Management
Minneapolis, MN  55440

Marietta L. Johns                          Senior Vice President - Field        None
IDS Tower 10                               Management
Minneapolis, MN  55440


Nancy E. Jones                             Vice President - Business            None
IDS Tower 10                               Development
Minneapolis, MN  55440

Ora J. Kaine                               Vice President - Financial           None
IDS Tower 10                               Advisory Services
Minneapolis, MN  55440

Linda B. Keene                             Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                         Vice President - Investment          None
IDS Tower 10                               Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                            Senior Vice President -              None
IDS Tower 10                               Distribution Services
Minneapolis, MN  55440

Richard W. Kling                           Senior Vice President - Products     Director and Chairman of
IDS Tower 10                                                                    the Board
Minneapolis, MN  55440

John M. Knight                             Vice President - Investment          Treasurer
IDS Tower 10                               Accounting
Minneapolis, MN  55440

Paul F. Kolkman                            Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                            Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                           Group Vice President - Greater       None
Suite 108                                  Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                          Director and Senior Vice President   None
IDS Tower 10                               - Field Management and Business
Minneapolis, MN  55440                     Systems

Mitre Kutanovski                           Group Vice President - Chicago       None
Suite 680                                  Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                             Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Lori J. Larson                             Vice President - Brokerage and       None
IDS Tower 10                               Direct Services
Minneapolis, MN  55440


Daniel E. Laufenberg                       Vice President and Chief U.S.        None
IDS Tower 10                               Economist
Minneapolis, MN  55440

Peter A. Lefferts                          Senior Vice President - Corporate    None
IDS Tower 10                               Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                         Director and Executive Vice          None
IDS Tower 10                               President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                           Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Fred A. Mandell                            Vice President - Field Marketing     None
IDS Tower 10                               Readiness
Minneapolis, MN  55440

Daniel E. Martin                           Group Vice President - Pittsburgh    None
Suite 650                                  Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                            Vice President - Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                             Vice President - Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                          Vice President and Senior            None
IDS Tower 10                               Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                          Executive Vice President -           None
IDS Tower 10                               Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                            Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                        Group Vice President - Central       None
Suite 200                                  California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                            Senior Vice President - Client       None
IDS Tower 10                               Service
Minneapolis, MN  55440

Mary Owens Neal                            Vice President - Mature Market       None
IDS Tower 10                               Segment
Minneapolis, MN  55440


Thomas V. Nicolosi                         Group Vice President - New York      Director
Suite 220                                  Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                         Vice President - Advisory Business   None
IDS Tower 10                               Systems
Minneapolis, MN  55440

James R. Palmer                            Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                             Group Vice President -               None
10200 SW Greenburg Road                    Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                            Vice President - Compensation and    None
IDS Tower 10                               Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                          Senior Vice President - Group        None
IDS Tower 10                               Relationship Leader/American
Minneapolis, MN  55440                     Express Technologies Financial
                                           Services

Susan B. Plimpton                          Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                              Group Vice President -               None
One Tower Bridge                           Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                           Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Diana R. Prost                             Group Vice President -               None
3030 N.W. Expressway                       Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                             Vice President and Project Manager   None
IDS Tower 10                               - Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                     Senior Vice President - Fixed        None
IDS Tower 10                               Income
Minneapolis, MN  55440

Rollyn C. Renstrom                         Vice President - Corporate           None
IDS Tower 10                               Planning and Analysis
Minneapolis, MN  55440


R. Daniel Richardson                       Group Vice President - Southern      None
Suite 800                                  Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                          Senior Vice President - Field        None
IDS Tower 10                               Management and Financial Advisory
Minneapolis, MN  55440                     Service

Stephen W. Roszell                         Senior Vice President -              None
IDS Tower 10                               Institutional
Minneapolis, MN  55440

Max G. Roth                                Group Vice President -               None
Suite 201 S. IDS Ctr                       Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                            Senior Vice President - Field        None
45 Braintree Hill Park                     Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                        Group Vice President -               None
Suite 201                                  Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                          Group Vice President - Arizona/Las   None
Suite 205                                  Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                         Senior Vice President and Chief      None
IDS Tower 10                               Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                           Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                            Vice President - Senior Portfolio    Vice President, Real Estate
IDS Tower 10                               Manager, Insurance Investments       Loan Management
Minneapolis, MN  55440

Judy P. Skoglund                           Vice President - Quality and         None
IDS Tower 10                               Service Support
Minneapolis, MN  55440

James B. Solberg                           Group Vice President - Eastern       None
466 Westdale Mall                          Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                              Vice President - Geographic          None
IDS Tower 10                               Service Teams
Minneapolis, MN  55440


Paul J. Stanislaw                          Group Vice President - Southern      None
Suite 1100                                 California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                            Vice President - Cardmember          None
IDS Tower 10                               Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                           Group Vice President - Outstate      None
Suite 433                                  Minnesota Area/North
9900 East Bren Road                        Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                      Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

James J. Strauss                           Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                        Vice President - Information         None
IDS Tower 10                               Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                     Vice President - Channel             None
IDS Tower 10                               Development
Minneapolis, MN  55440

Craig P. Taucher                           Group Vice President -               None
Suite 150                                  Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                             Group Vice President -               None
Suite 425                                  Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                             Senior Vice President                None
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                           Group Vice President -               None
Suite 180                                  Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                    Group Vice President - Detroit       None
Suite 100                                  Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                           Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440


Donald F. Weaver                           Group Vice President - Greater       None
3500 Market Street, Suite 200              Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                          Senior Vice President - Field        None
1010 Main St., Suite 2B                    Management
Huntington Beach, CA  92648

Michael L. Weiner                          Vice President - Tax Research and    None
IDS Tower 10                               Audit
Minneapolis, MN  55440

Lawrence J. Welte                          Vice President - Investment          None
IDS Tower 10                               Administration
Minneapolis, MN  55440

Jeffry M. Welter                           Vice President - Equity and Fixed    None
IDS Tower 10                               Income Trading
Minneapolis, MN  55440

Thomas L. White                            Group Vice President - Cleveland     None
Suite 200                                  Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                           Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                        Group Vice President - Western       None
Two North Tamiami Trail                    Florida
Suite 702
Sarasota, FL  34236


Edwin M. Wistrand                          Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Michael D. Wolf                            Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Michael R. Woodward                        Senior Vice President - Field        Director
32 Ellicott St.                            Management
Suite 100
Batavia, NY  14020

Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation  on     Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        682,400               3,628                None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12205-0555

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

                  (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.


                                    ACL VARIABLE ANNUITY ACCOUNT 2
                                            (Registrant)

                                  By American Centurion Life Assurance Company
                                            (Depositor)

                                    By /s/  Timothy V. Bechtold*
                                            Timothy V. Bechtold
                                            Director and President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                                            Title

/s/  Timothy V. Bechtold*                            Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                             Director, Vice President,
     Maureen A. Buckley                              Chief Operating Officer
                                                     and Consumer Affair Officer

/s/  Rodney P. Burwell*                              Director
     Rodney P. Burwell

/s/  John R. Cattau*                                 Director
     John R. Cattau

/s/  Robert R. Grew*                                 Director
     Robert R. Grew

/s/  Jay C. Hatlestad*                               Vice President and Controller
     Jay C. Hatlestad

/s/  Jeffrey S. Horton*                              Vice President
     Jeffrey S. Horton                               and Treasurer


Signature                                            Title


/s/  Jean B. Keffeler*                               Director
     Jean B. Keffeler

/s/  Richard W. Kling*                               Director and Chairman of the Board
     Richard W. Kling

/s/  Thomas R. McBurney*                             Director
     Thomas R. McBurney

/s/  Edward J. Muhl*                                 Director
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                             Director
     Thomas V. Nicolosi


/s/  Stephen P. Norman*                              Director
     Stephen P. Norman


/s/  Richard M. Starr*                               Director
     Richard M. Starr


/s/  Michael R. Woodward*                            Director
     Michael R. Woodward

*Signed pursuant to Power of Attorney, dated April 14, 1999, filed electronically as Exhibit 14 to Post-Effective Amendment No. 4 to Registration Statement No. 333-00519.




By:/s/ Mary Ellyn Minenko
       Mary Ellyn Minenko

                            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4
                              TO REGISTRATION STATEMENT NO. 333-00519

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.